UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 66.4% of Net Assets
	Belgium – 0.9%
84,535	Anheuser-Busch InBev NV	$4,906,189

	Brazil – 3.6%
181,500	Cia Hering	4,175,087
138,054	Embraer SA, ADR	4,249,302
322,300	Mills Estruturas e Servicos de Engenharia SA	4,646,622
236,800	Natura Cosmeticos SA	5,917,534

		18,988,545

	British Virgin Islands – 0.6%
91,803	Mail.ru Group Ltd., GDR, 144A(b)	2,859,663

	Canada – 0.1%
9,996	Valeant Pharmaceuticals International, Inc.	519,392

	Cayman Islands – 3.4%
72,250	Baidu, Inc., Sponsored ADR(b)	10,124,393
2,421,200	Wynn Macau Ltd.	7,944,492

		18,068,885

	Chile – 2.2%
79,445	Banco Santander Chile, ADR	7,452,735
410,970	S.A.C.I. Falabella	4,326,463

		11,779,198

	Denmark – 2.4%
101,134	Novo Nordisk A/S, Class B	12,669,993

	France – 1.3%
86,318	Sanofi	6,943,471

	Germany – 4.0%
89,732	Bayerische Motoren Werke AG	8,960,542
86,818	Siemens AG, (Registered)	11,930,596

		20,891,138

	Hong Kong – 1.4%
2,062,000	China Overseas Land & Investment Ltd.	4,441,284
753,000	Hang Lung Properties Ltd.	3,105,776

		7,547,060

	Italy – 1.3%
132,870	Saipem SpA	6,861,447

	Japan – 2.9%
40,900	FANUC Ltd.	6,839,421
407,000	Mitsubishi Electric Corp.	4,727,752
92,900	Softbank Corp.	3,518,334

		15,085,507

Shares	Description	Value (†)
Common Stocks – continued
	Korea – 2.4%
16,700	Hyundai Heavy Industries Co. Ltd.	$6,969,881
11,954	LG Chem Ltd.	5,493,434

		12,463,315

	Mexico – 0.9%
1,857,700	Genomma Lab Internacional SA de CV, Class B(b)	4,728,143

	Netherlands Antilles – 0.9%
54,049	Schlumberger Ltd.	4,669,834

	Sweden – 1.2%
242,285	Atlas Copco AB, Class A	6,380,899

	Switzerland – 1.0%
9,913	Swatch Group AG (The)	5,003,164

	United Kingdom – 7.7%
221,012	Antofagasta PLC	4,945,837
768,948	ARM Holdings PLC	7,230,887
307,214	Burberry Group PLC	7,144,157
251,922	Diageo PLC	5,154,056
360,415	Standard Chartered PLC	9,467,263
2,522,478	Vodafone Group PLC	6,688,705

		40,630,905

	United States – 27.4%
78,569	Acme Packet, Inc.(b)	5,510,044
138,683	American Express Co.	7,169,911
46,631	Apple, Inc.(b)	15,652,628
411,372	Calpine Corp.(b)	6,635,430
75,470	Caterpillar, Inc.	8,034,536
66,420	Deere & Co.	5,476,329
1,679	Dex One Corp.(b)	4,248
100,919	Estee Lauder Cos., Inc. (The), Class A	10,615,670
187,008	FMC Technologies, Inc.(b)	8,376,088
13,767	Google, Inc., Class A(b)	6,971,333
955	Hawaiian Telcom Holdco, Inc.(b)	24,353
64,865	Jones Lang LaSalle, Inc.	6,116,769
105,781	National Oilwell Varco, Inc.	8,273,132
27,784	Netflix, Inc.(b)	7,298,579
209,034	Oracle Corp.	6,879,309
68,363	Praxair, Inc.	7,409,866
32,559	Precision Castparts Corp.	5,360,839
15,159	Priceline.com, Inc.(b)	7,760,347
100,750	Qualcomm, Inc.	5,721,593
47,055	Salesforce.com, Inc.(b)	7,010,254
299	SuperMedia, Inc.(b)	1,121
26,818	Vertex Pharmaceuticals, Inc.(b)	1,394,268
61,365	VMware, Inc., Class A(b)	6,150,614

		143,847,261

	Virgin Islands – 0.8%
204,716	Arcos Dorados Holdings, Inc., Class A	4,317,460

Shares		Description	Value (†)
Common Stocks – continued
		Total Common Stocks (Identified Cost $287,762,845)	$349,161,469

Principal Amount
Bonds and Notes – 26.0%
Non-Convertible Bonds – 24.7%
		Argentina – 0.2%
$619,121		Argentina Government International Bond, 8.280%, 12/31/2033	546,374
190,000		Pan American Energy LLC, 7.875%, 5/07/2021, 144A	201,400
515,000		Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	499,550

			1,247,324

		Australia – 0.2%
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	503,034
320,000		New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	346,696
250,000		New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	270,661
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	155,774

			1,276,165

		Bermuda – 0.0%
100,000		Noble Group Ltd., 6.750%, 1/29/2020, 144A	105,000

		Brazil – 0.8%
200,000		Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/2019, 144A	225,500
400,000		Banco Santander Brasil, 4.500%, 4/06/2015, 144A	407,000
502,351		Banco Votorantim SA, 6.250%, 5/16/2016, 144A, (BRL)	327,275
1,642,831	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	1,030,510
492,849	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	308,014
250,000		Hypermarcas SA, 6.500%, 4/20/2021, 144A	249,687
300,000		Itau Unibanco Holding SA, 6.200%, 12/21/2021, 144A	305,250
200,000		OGX Petroleo e Gas Participacoes SA, 8.500%, 6/01/2018, 144A	205,700
900,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	628,584
129,000		Telemar Norte Leste SA, 5.500%, 10/23/2020, 144A	127,388
400,000		Votorantim Cimentos SA, 7.250%, 4/05/2041, 144A	395,000

			4,209,908

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Canada – 0.7%
2,265,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	$2,424,110
650,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	698,289
180,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	197,833
100,000	Pacific Rubiales Energy Corp., 8.750%, 11/10/2016, 144A	112,750
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	106,736

		3,539,718

	Cayman Islands – 0.9%
200,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	201,260
200,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	220,000
250,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A	245,642
300,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	314,250
119,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	129,567
100,000	Hutchison Whampoa International Ltd., 7.625%, 4/09/2019, 144A	118,551
100,000	LPG International, Inc., 7.250%, 12/20/2015	113,375
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	710,500
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	177,446
200,000	MBPS Finance Co., 11.250%, 11/15/2015, 144A	198,000
200,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	211,000
500,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	496,875
320,000	Petrobras International Finance Co., 5.875%, 3/01/2018	344,310
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	319,428
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	581,981
200,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	212,000

		4,594,185

	Chile – 0.2%
250,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	502,835
185,000	Celulosa Arauco y Constitucion SA, 5.000%, 1/21/2021	183,501

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$250,000	E.CL SA, 5.625%, 1/15/2021, 144A	$256,802

		943,138

	Colombia – 0.2%
450,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	273,561
1,430,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	843,773
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	128,378
40,000	Republic of Colombia, 8.125%, 5/21/2024	52,780

		1,298,492

	France – 0.2%
150,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	219,557
240,000	Veolia Environnement, EMTN, 4.000%, 2/12/2016, (EUR)	356,317
25,000	Veolia Environnement, EMTN, 5.125%, 5/24/2022, (EUR)	37,779
200,000	Vivendi SA, EMTN, 4.250%, 12/01/2016, (EUR)	294,950

		908,603

	Germany – 0.2%
445,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(c)	649,376
400,000	Republic of Germany, 4.000%, 4/13/2012, (EUR)	591,522

		1,240,898

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	211,000

	India – 0.1%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	198,936
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	97,500

		296,436

	Indonesia – 0.2%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	222,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	452,795
1,500,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	217,605

		892,400

	Italy – 0.1%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	348,321

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
100,000		Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	$144,044

			492,365

		Jersey – 0.0%
100,000		WPP PLC, 6.000%, 4/04/2017, (GBP)	174,822

		Korea – 0.4%
8,000,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	177,224
600,000		Hyundai Steel Co., 4.625%, 4/21/2016, 144A	616,227
400,000		Kia Motors Corp., 3.625%, 6/14/2016, 144A	395,678
400,000,000		Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	385,566
260,000		SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	267,150
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	156,335
200,000		Woori Bank, 5.875%, 4/13/2021, 144A	200,229

			2,198,409

		Luxembourg – 0.1%
100,000		CSN Resources SA, 6.500%, 7/21/2020, 144A	106,250
200,000		Gazprom Via Gaz Capital SA, 5.092%, 11/29/2015, 144A	208,560
125,000		Telecom Italia Capital SA, 6.000%, 9/30/2034	106,083
10,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	8,918

			429,811

		Malaysia – 0.1%
1,750,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	582,131

		Mexico – 0.9%
195,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	185,250
145,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	141,592
200,000		BBVA Bancomer SA, 6.500%, 3/10/2021, 144A	204,000
200,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	214,000
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	301,637
40,000	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	328,348
74,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	677,720

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
116,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	$1,096,314
65,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	684,158
100,000		Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	117,500
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019	406,890
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	217,500

			4,574,909

		Netherlands – 0.2%
50,000		British American Tobacco Holdings BV, 4.000%, 7/07/2020, (EUR)	71,693
200,000		EADS Finance BV, EMTN, 4.625%, 8/12/2016, (EUR)	304,862
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	222,000
200,000		Listrindo Capital BV, 9.250%, 1/29/2015, 144A	219,000
300,000		Marfrig Holding Europe BV, 8.375%, 5/09/2018, 144A	286,650
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	108,000
50,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	72,507

			1,284,712

		New Zealand – 0.2%
300,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	266,937
700,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	612,839

			879,776

		Norway – 0.4%
3,335,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	659,536
6,360,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	1,281,415

			1,940,951

		Philippines – 0.1%
30,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	674,974

		Poland – 0.0%
95,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	115,887

		Qatar – 0.1%
100,000		Qatar Government International Bond, 4.000%, 1/20/2015, 144A	104,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, 9/30/2014, 144A	$273,450

		378,200

	Singapore – 0.7%
2,750,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	2,284,533
1,555,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	1,310,559
150,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	159,000

		3,754,092

	South Africa – 0.3%
450,000	Edcon Proprietary Ltd., 4.721%, 6/15/2014, (EUR)(d)	570,996
130,000	Edcon Proprietary Ltd., 4.721%, 6/15/2014, 144A, (EUR)(d)	164,955
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	421,559
400,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	412,835

		1,570,345

	Spain – 0.3%
925,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	1,348,122

	Supranationals – 0.3%
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	376,833
47,250,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	1,046,946

		1,423,779

	Sweden – 0.2%
2,210,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	408,608
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)(c)	497,232

		905,840

	Thailand – 0.1%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	355,163
100,000	True Move Co. Ltd., 10.375%, 8/01/2014, 144A	107,625

		462,788

	Turkey – 0.1%
200,000	Akbank TAS, 5.125%, 7/22/2015, 144A	199,000
632,335	Republic of Turkey, 4.000%, 4/29/2015, (TRY)	413,182

		612,182

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	United Arab Emirates – 0.4%
$400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	$397,000
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	450,500
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	477,500
300,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	311,250
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	222,250
250,000	Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	295,763

		2,154,263

	United Kingdom – 0.6%
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	378,573
100,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	157,837
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	233,361
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	105,686
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	266,601
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	148,107
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	376,614
400,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	639,335
300,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	501,987
350,000	Vedanta Resources PLC, 6.750%, 6/07/2016, 144A	348,670

		3,156,771

	United States – 15.1%
300,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	270,000
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	13,463
975,000	Alcoa, Inc., 5.900%, 2/01/2027	952,750
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	265,352
60,000	Ally Financial, Inc., 6.875%, 8/28/2012	61,950
63,000	Ally Financial, Inc., 7.000%, 2/01/2012	64,197
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	58,781
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	138,030

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$1,946,000	Ally Financial, Inc., 8.000%, 11/01/2031	$2,106,545
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	65,369
28,236	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	27,107
145,000	Avnet, Inc., 6.000%, 9/01/2015	159,379
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	601,473
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,853
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,434
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,895
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	64,259
700,000	Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A, 0.267%, 9/15/2015(d)	699,316
2,335,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.247%, 1/15/2016(d)	2,328,115
1,780,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,759,653
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	51,926
20,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	19,238
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	79,219
66,602	CIT Group, Inc., 7.000%, 5/01/2014	67,435
119,429	CIT Group, Inc., 7.000%, 5/01/2015	119,578
199,049	CIT Group, Inc., 7.000%, 5/01/2016	198,303
278,673	CIT Group, Inc., 7.000%, 5/01/2017	277,976
300,000	Comcast Corp., 5.650%, 6/15/2035	293,861
776,526	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	767,751
190,000	CSX Corp., 6.250%, 3/15/2018	219,228
265,000	Cummins, Inc., 5.650%, 3/01/2098	218,176
160,000	Cummins, Inc., 7.125%, 3/01/2028	179,387
290,939	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	295,653
279,562	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	288,312
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	42,000
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	46,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$8,000	Dillard’s, Inc., 7.750%, 7/15/2026	$7,760
250,000	Exelon Corp., 4.900%, 6/15/2015	268,811
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	153,375
25,000	Ford Motor Co., 6.375%, 2/01/2029	23,872
50,000	Ford Motor Co., 6.625%, 2/15/2028	49,040
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,063,675
40,000	Ford Motor Co., 7.125%, 11/15/2025	39,525
835,000	Ford Motor Co., 7.450%, 7/16/2031	946,587
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,064
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,404,523
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	912,734
905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,017,660
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	920,205
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	86,100
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	49,217
205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	207,371
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	805,612
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	815,572
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	3,816,780
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	118,628
35,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	40,287
360,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	427,515
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	511,677
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	222,000
455,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	454,992
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	75,723
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	157,575
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	403,480

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$407,515
20,000	HCA, Inc., 5.750%, 3/15/2014	20,275
90,000	HCA, Inc., 6.375%, 1/15/2015	91,800
225,000	HCA, Inc., 7.050%, 12/01/2027	195,187
245,000	HCA, Inc., 7.190%, 11/15/2015	246,837
90,000	HCA, Inc., 7.500%, 12/15/2023	84,825
250,000	HCA, Inc., 7.500%, 11/06/2033	226,250
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,210,825
395,000	HCA, Inc., 8.360%, 4/15/2024	393,025
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	181,350
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	68,625
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	512,867
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	117,814
1,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,235,990
250,000	iStar Financial, Inc., 5.150%, 3/01/2012	249,062
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	94,287
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	60,025
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	349,312
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	131,225
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	1,004,700
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	32,112
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	888,250
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,075
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	57,280
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	15,600
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,450
95,000	Jefferies Group, Inc., 6.250%, 1/15/2036	88,601
375,000	Jefferies Group, Inc., 8.500%, 7/15/2019	443,507

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	$158,600
15,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	12,975
375,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	373,125
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,038
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,070,925
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	54,725
235,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	239,700
6,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	6,173
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	30,900
110,000	Masco Corp., 6.500%, 8/15/2032	98,605
50,000	Masco Corp., 7.750%, 8/01/2029	49,665
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	254,975
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	377,200
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	389,489
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,529,572
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	546,199
1,262,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,044,305
40,000	New Albertson’s, Inc., 7.750%, 6/15/2026	35,200
3,225,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,749,312
1,695,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,533,975
155,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	117,412
15,000	News America, Inc., 6.400%, 12/15/2035	15,686
935,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	935,000
30,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	30,188
250,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(e)	97,500
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(f)	26,425
50,000	Ohio Edison Co., 6.875%, 7/15/2036	54,809
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	614,766

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Non-Convertible Bonds – continued
$535,000		Owens Corning, Inc., 7.000%, 12/01/2036	$542,028
40,000		Owens-Illinois, Inc., 7.800%, 5/15/2018	43,200
47,000		Pulte Group, Inc., 5.200%, 2/15/2015	47,000
540,000		Pulte Group, Inc., 6.000%, 2/15/2035	421,200
695,000		Pulte Group, Inc., 6.375%, 5/15/2033	573,375
1,335,000		Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,355,025
650,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	620,750
400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	428,033
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	61,350
560,000		Qwest Corp., 6.875%, 9/15/2033	539,700
115,000		Qwest Corp., 7.250%, 9/15/2025	119,025
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	92,366
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	21,553
1,600	(††††)	SLM Corp., 6.000%, 12/15/2043	35,308
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	119,991
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	35,913
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	237,120
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,466
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	118,187
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	78,085
265,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	222,537
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	686,008
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	357,000
100,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	99,500
300,000		Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	298,500
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	274,500
330,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	325,875
200,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	200,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
$400,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	$367,000
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	278,565
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	432,600
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	119,075
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	25,968
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	221,275
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	363,386
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	364,219
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	2,488,500
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,285,000
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	14,700
2,700,000	U.S. Treasury Note, 0.375%, 6/30/2013	2,695,572
1,100,000	U.S. Treasury Note, 0.750%, 3/31/2013	1,106,446
7,250,000	U.S. Treasury Note, 0.875%, 1/31/2012	7,281,719
445,469	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	505,028
770,000	United States Steel Corp., 6.650%, 6/01/2037	675,675
50,000	USG Corp., 6.300%, 11/15/2016	44,000
230,000	USG Corp., 9.750%, 1/15/2018	226,550
5,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,661
90,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	103,516
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	108,025
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	115,856
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	128,217
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	61,655
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	327,799
125,000	Xerox Corp., 6.750%, 2/01/2017	145,963
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	23,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	$355,681

		79,555,109

	Uruguay – 0.1%
3,860,068	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	209,805
4,394,721	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	268,175

		477,980

	Total Non-Convertible Bonds (Identified Cost $120,706,851)	129,911,485

Convertible Bonds – 1.2%
	United States – 1.2%
125,000	Ford Motor Co., 4.250%, 11/15/2016	214,219
745,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(g)	722,650
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,372,500
430,000	iStar Financial, Inc., 0.805%, 10/01/2012(d)	387,000
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	384,162
195,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	194,513
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(e)	341,850
200,000	NII Holdings, Inc., 3.125%, 6/15/2012	200,250
1,595,000	Old Republic International Corp., 3.750%, 3/15/2018	1,579,050
375,000	Omnicare, Inc., 3.750%, 12/15/2025	500,156
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	600,850
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	93,938

	Total Convertible Bonds (Identified Cost $5,951,380)	6,591,138

Municipals – 0.1%
	United States – 0.1%
415,000	State of Illinois, 5.100%, 6/01/2033	353,049
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	90,174

	Total Municipals (Identified Cost $448,000)	443,223

	Total Bonds and Notes (Identified Cost $127,106,231)	136,945,846

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.0%
	United States – 0.0%
$28,697	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(d)(h)	$29,456
2,676	Sungard Data Systems, Inc., Tranche A, 1.939%, 2/28/2014(i)	2,608
55,993	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(d)	33,443

	Total Senior Loans (Identified Cost $107,561)	65,507

Shares
Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.7%
	United States – 0.7%
57,000	General Motors Co., Series B, 4.750%	2,778,180
820	Lucent Technologies Capital Trust I, 7.750%	806,675

	Total Convertible Preferred Stocks (Identified Cost $3,390,413)	3,584,855

Non-Convertible Preferred Stock – 0.1%
	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	640,952

	Total Preferred Stocks (Identified Cost $3,535,779)	4,225,807

Principal Amount (‡)
Short-Term Investments – 5.8%
$1,561	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2011 at 0.000% to be repurchased at $1,561 on 7/01/2011 collateralized by $5,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $5,096 including accrued interest(j)	1,561
30,450,063	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $30,450,063 on 7/01/2011 collateralized by $30,640,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/27 valued at $31,061,300 including accrued interest(j)	30,450,063

	Total Short-Term Investments (Identified Cost $30,451,624)	30,451,624

	Total Investments – 99.0% (Identified Cost $448,964,040)(a)	520,850,253
	Other assets less liabilities – 1.0%	5,145,483

	Net Assets – 100.0%	$525,995,736

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2011, approximately 28% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $449,160,417 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$77,082,160
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,392,324)

Net unrealized appreciation	$71,689,836

At September 30, 2010, the Fund had a capital loss carryforward of $92,892,411 of which $54,290,711 expires on September 30, 2017 and $38,601,700 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(e)	Illiquid security. At June 30, 2011, the value of these securities amounted to $529,524 or 0.1% of net assets.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(h)	All or a portion of interest payment is paid-in-kind.
(i)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2011.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $23,780,742 or 4.5% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	09/21/2011	Australian Dollar	500,000	$531,038	$(1,348)
Sell[1]	08/11/2011	Brazilian Real	250,000	158,822	(6,661)
Buy[2]	08/23/2011	Chinese Renminbi	11,630,000	1,799,562	37,193
Buy[3]	09/20/2011	Malaysian Ringgit	1,250,000	411,622	1,867
Buy[1]	09/14/2011	South Korean Won	1,488,000,000	1,387,723	23,086
Buy[4]	09/14/2011	South Korean Won	780,000,000	727,435	11,839

Total					$65,976

[1]	Counterparty is Credit Suisse.
[2]	Counterparty is Morgan Stanley.
[3]	Counterparty is JP Morgan Chase.
[4]	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$4,906,189	$—	$4,906,189
Brazil	18,988,545	—	—	18,988,545
British Virgin Islands	—	2,859,663	—	2,859,663
Canada	519,392	—	—	519,392
Cayman Islands	10,124,393	7,944,492	—	18,068,885
Chile	11,779,198	—	—	11,779,198
Denmark	—	12,669,993	—	12,669,993
France	—	6,943,471	—	6,943,471
Germany	—	20,891,138	—	20,891,138
Hong Kong	—	7,547,060	—	7,547,060
Italy	—	6,861,447	—	6,861,447
Japan	—	15,085,507	—	15,085,507
Korea	—	12,463,315	—	12,463,315
Mexico	4,728,143	—	—	4,728,143
Netherlands Antilles	4,669,834	—	—	4,669,834
Sweden	—	6,380,899	—	6,380,899
Switzerland	—	5,003,164	—	5,003,164
United Kingdom	—	40,630,905	—	40,630,905
United States	143,847,261	—	—	143,847,261
Virgin Islands	4,317,460	—	—	4,317,460

Total Common Stocks	198,974,226	150,187,243	—	349,161,469

Bonds and Notes
Non-Convertible Bonds
Korea	—	1,812,843	385,566	2,198,409
Supranationals	—	376,833	1,046,946	1,423,779
United States	35,308	79,519,801	—	79,555,109
All Other Non-Convertible Bonds*	—	46,734,188	—	46,734,188

Total Non-Convertible Bonds	35,308	128,443,665	1,432,512	129,911,485

Convertible Bonds	—	6,591,138	—	6,591,138
Municipals	—	443,223	—	443,223

Total Bonds and Notes	35,308	135,478,026	1,432,512	136,945,846

Senior Loans*	—	65,507	—	65,507
Preferred Stocks*	3,584,855	640,952	—	4,225,807
Short-Term Investments	—	30,451,624	—	30,451,624

Total Investments	202,594,389	316,823,352	1,432,512	520,850,253
Forward Foreign Currency Contracts (unrealized appreciation)	—	73,985	—	73,985

Total	$202,594,389	$316,897,337	$1,432,512	$520,924,238

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(8,009)	$—	$(8,009)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Korea	$368,686	$(517)	$—	$17,397	$—	$—	$—	$—	$385,566	$17,397
Supranationals	—	529	—	3,290	1,043,127	—	—	—	1,046,946	3,290

Total	$368,686	$12	$—	$20,687	$1,043,127	$—	$—	$—	$1,432,512	$20,687

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. For the period ended June 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies. Details of the Fund’s investment in foreign exchange contracts, as of June 30, 2011, are reflected in the table above.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2011, the Fund did not hold any derivative positions subject to credit-risk-related contingent features that were in a net liability position (unrealized depreciation) by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $73,985 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $65,976.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Machinery	6.3%
Treasuries	5.7
Energy Equipment & Services	5.4
Pharmaceuticals	4.7
Software	3.8
Internet Software & Services	3.8
Commercial Banks	3.2
Personal Products	3.1
Computers & Peripherals	3.0
Internet & Catalog Retail	2.9
Chemicals	2.7
Real Estate Management & Development	2.6
Hotels, Restaurants & Leisure	2.3
Textiles, Apparel & Luxury Goods	2.3
Industrial Conglomerates	2.3
Automotive	2.1
Communications Equipment	2.1
Aerospace & Defense	2.1
Non-Captive Diversified	2.0
Wireless Telecommunication Services	2.0
Other Investments, less than 2% each	28.8
Short-Term Investments	5.8

Total Investments	99.0
Other assets less liabilities (including open forward foreign currency contracts)	1.0

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	59.7%
Euro	9.0
British Pound	8.1
Brazilian Real	3.3
Hong Kong Dollar	2.9
Japanese Yen	2.9
South Korean Won	2.6
Danish Krone	2.4
Other, less than 2% each	8.1

Total Investments	99.0
Other assets less liabilities (including open forward foreign currency contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Air Freight & Logistics – 7.4%
82,487	Expeditors International of Washington, Inc.	$4,222,510
65,327	United Parcel Service, Inc., Class B	4,764,298

		8,986,808

	Beverages – 4.0%
45,591	Coca-Cola Co. (The)	3,067,818
22,385	Diageo PLC, Sponsored ADR	1,832,660

		4,900,478

	Biotechnology – 5.3%
84,390	Amgen, Inc.(b)	4,924,157
14,469	Biogen Idec, Inc.(b)	1,547,025

		6,471,182

	Capital Markets – 8.9%
16,321	Franklin Resources, Inc.	2,142,784
22,707	Greenhill & Co., Inc.	1,222,091
79,957	Legg Mason, Inc.	2,619,391
218,146	SEI Investments Co.	4,910,467

		10,894,733

	Communications Equipment – 9.7%
371,046	Cisco Systems, Inc.	5,792,028
106,595	Qualcomm, Inc.	6,053,530

		11,845,558

	Consumer Finance – 4.5%
105,733	American Express Co.	5,466,396

	Energy Equipment & Services – 3.1%
43,622	Schlumberger Ltd.	3,768,941

	Food Products – 3.4%
275,936	Danone SA, Sponsored ADR	4,125,243

	Health Care Equipment & Supplies – 4.7%
48,596	Medtronic, Inc.	1,872,404
61,150	Zimmer Holdings, Inc.(b)	3,864,680

		5,737,084

	Household Products – 4.1%
26,594	Clorox Co. (The)	1,793,499
50,871	Procter & Gamble Co. (The)	3,233,870

		5,027,369

	Internet & Catalog Retail – 7.6%
37,476	Amazon.com, Inc.(b)	7,663,467
37,276	Blue Nile, Inc.(b)	1,639,399

		9,302,866

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 5.1%
12,353	Google, Inc., Class A(b)	$6,255,312

	IT Services – 7.4%
36,190	Automatic Data Processing, Inc.	1,906,489
84,974	Visa, Inc., Class A	7,159,909

		9,066,398

	Media – 2.1%
53,074	Omnicom Group, Inc.	2,556,044

	Multiline Retail – 0.3%
6,838	Target Corp.	320,770

	Pharmaceuticals – 5.5%
69,593	Merck & Co., Inc.	2,455,937
70,029	Novartis AG, ADR	4,279,472

		6,735,409

	Semiconductors & Semiconductor Equipment – 2.9%
49,110	Altera Corp.	2,276,249
33,559	Analog Devices, Inc.	1,313,499

		3,589,748

	Software – 10.6%
43,019	FactSet Research Systems, Inc.	4,401,704
89,089	Microsoft Corp.	2,316,314
189,598	Oracle Corp.	6,239,670

		12,957,688

	Specialty Retail – 2.0%
48,006	Home Depot, Inc. (The)	1,738,777
32,812	Lowe’s Cos., Inc.	764,848

		2,503,625

	Total Common Stocks (Identified Cost $101,036,521)	120,511,652

Principal Amount
Short-Term Investments – 2.0%
$2,463,479	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $2,463,479 on 7/01/2011 collateralized by $2,480,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $2,514,100 including accrued interest(c) (Identified Cost $2,463,479)	2,463,479

Description	Value (†)
Total Investments – 100.6% (Identified Cost $103,500,000)(a)	122,975,131
Other assets less liabilities – (0.6)%	(770,677)

Net Assets – 100.0%	$122,204,454

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $103,500,000 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$21,662,907
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,187,776)

Net unrealized appreciation	$19,475,131

At September 30, 2010, the Fund had a capital loss carryforward of $98,017,821 of which $6,192,314 expires on September 30, 2011; $75,866 expires on September 30, 2016; $57,062,095 expires on September 30, 2017 and $34,687,546 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$120,511,652	$—	$—	$120,511,652
Short-Term Investments	—	2,463,479	—	2,463,479

Total	$120,511,652	$2,463,479	$—	$122,975,131

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Software	10.6%
Communications Equipment	9.7
Capital Markets	8.9
Internet & Catalog Retail	7.6
IT Services	7.4
Air Freight & Logistics	7.4
Pharmaceuticals	5.5
Biotechnology	5.3
Internet Software & Services	5.1
Health Care Equipment & Supplies	4.7
Consumer Finance	4.5
Household Products	4.1
Beverages	4.0
Food Products	3.4
Energy Equipment & Services	3.1
Semiconductors & Semiconductor Equipment	2.9
Media	2.1
Specialty Retail	2.0
Multiline Retail	0.3
Short-Term Investments	2.0

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 79.7% of Net Assets
Non-Convertible Bonds – 65.1%
	ABS Car Loan – 0.3%
$350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	$354,238

	ABS Home Equity – 1.6%
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.636%, 1/25/2036(b)	129,520
600,000	Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class M2, 0.686%, 9/25/2035(b)	319,297
523,564	Argent Securities, Inc., Series 2003-W3, Class M2, 2.886%, 9/25/2033(b)	366,910
490,173	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.500%, 11/25/2037	411,782
200,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.706%, 3/25/2035(b)	129,358
300,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.636%, 6/25/2035(b)	234,512
575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.686%, 7/25/2035(b)	416,199
217,360	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.836%, 12/26/2034(b)	172,124

		2,179,702

	Airlines – 0.3%
28,291	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	28,254
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	199,339
175,149	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	175,587

		403,180

	Banking – 3.2%
2,210,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,040,600
12,176,250,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	1,399,158
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	983,157

		4,422,915

	Building Materials – 3.5%
50,000	Masco Corp., 6.500%, 8/15/2032	44,820
345,000	Masco Corp., 7.750%, 8/01/2029	342,686
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	839,719
2,955,000	USG Corp., 6.300%, 11/15/2016	2,600,400
100,000	USG Corp., 8.375%, 10/15/2018, 144A	98,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$75,000	USG Corp., 9.750%, 1/15/2018	$73,875
885,000	Vulcan Materials Co., 7.500%, 6/15/2021	883,830

		4,883,830

	Chemicals – 1.1%
1,085,000	Hercules, Inc., 6.500%, 6/30/2029	916,825
730,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(c)	655,175

		1,572,000

	Collateralized Mortgage Obligations – 4.0%
369,025	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.446%, 1/25/2036(b)	220,269
165,894	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.230%, 10/25/2034(b)	130,562
380,454	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.896%, 9/25/2045(b)	311,320
256,257	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.326%, 3/25/2046(b)	158,002
402,028	Banc of America Funding Corp., Series 2005-H, Class 7A1, 2.696%, 11/20/2035(b)	219,900
88,599	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.880%, 2/25/2035(b)	76,460
229,687	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.536%, 9/25/2035(b)	146,409
336,129	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.752%, 11/25/2035(b)	311,756
658,034	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.486%, 7/25/2035(b)	426,107
193,595	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.942%, 4/25/2035(b)	152,964
341,029	Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.509%, 2/25/2036(b)	234,489
623,626	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.686%, 1/25/2036(b)	410,532
691,947	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.306%, 7/25/2037(b)(d)	280,239
556,989	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.386%, 10/25/2046(b)	372,208
410,404	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.680%, 3/25/2035(b)	268,739
289,926	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.631%, 3/25/2035(b)	251,942
717,711	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.346%, 1/25/2047(b)	412,746
689,220	Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	459,156
646,553	Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1, 1.078%, 9/25/2046(b)	279,623
286,328	Sequoia Mortgage Trust, Series 2007-2, Class 1A1, 0.396%, 6/20/2036(b)	209,347

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$727,224	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.426%, 1/25/2047(b)	$289,613

		5,622,383

	Commercial Mortgage-Backed Securities – 1.7%
542,138	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.891%, 6/19/2035(b)	474,587
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.800%, 8/10/2045(b)	1,486,146
653,824	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	391,636

		2,352,369

	Consumer Cyclical Services – 1.0%
1,035,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	848,700
475,000	West Corp., 8.625%, 10/01/2018, 144A	479,750

		1,328,450

	Consumer Products – 0.3%
145,000	NBTY, Inc., 9.000%, 10/01/2018, 144A	152,975
275,000	Visant Corp., 10.000%, 10/01/2017	284,625

		437,600

	Electric – 4.1%
20,664	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	21,283
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	258,750
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	121,500
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	592,913
1,055,000	Edison Mission Energy, 7.625%, 5/15/2027	775,425
720,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	437,698
540,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	318,627
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(i)	54,600
1,840,000	NRG Energy, Inc., 7.625%, 5/15/2019, 144A	1,830,800
515,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	505,988
195,000	TXU Corp., Series P, 5.550%, 11/15/2014	154,050
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	507,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$370,000	TXU Corp., Series R, 6.550%, 11/15/2034	$181,300

		5,760,434

	Food & Beverage – 0.8%
400,000	Marfrig Holding Europe BV, 8.375%, 5/09/2018, 144A	382,200
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	710,500

		1,092,700

	Gaming – 1.0%
1,555,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	1,403,388

	Government Owned - No Guarantee – 1.0%
900,000	DP World Ltd., 6.850%, 7/02/2037, 144A	859,500
4,800,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	551,562

		1,411,062

	Healthcare – 2.8%
1,185,000	CDRT Merger Sub, Inc., 8.125%, 6/01/2019, 144A	1,185,000
35,000	HCA, Inc., 7.050%, 12/01/2027	30,362
630,000	HCA, Inc., 7.500%, 12/15/2023	593,775
465,000	HCA, Inc., 7.690%, 6/15/2025	434,775
480,000	HCA, Inc., 8.360%, 4/15/2024	477,600
750,000	HCA, Inc., MTN, 7.580%, 9/15/2025	697,500
425,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	422,875

		3,841,887

	Home Construction – 5.3%
2,580,000	KB Home, 7.250%, 6/15/2018	2,331,675
1,850,000	Lennar Corp., 6.950%, 6/01/2018	1,794,500
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,445,300
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	408,375
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	347,700

		7,327,550

	Hybrid ARMs – 0.1%
419,487	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 3.156%, 4/25/2035(b)	198,417

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 0.5%
$785,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	$745,750

	Life Insurance – 0.7%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	939,636

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	182,250

	Media Non-Cable – 0.2%
320,000	Intelsat SA, 11.250%, 2/04/2017	343,600

	Metals & Mining – 0.5%
510,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	474,300
35,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	35,088
190,000	United States Steel Corp., 6.650%, 6/01/2037	166,725

		676,113

	Non-Captive Consumer – 3.5%
1,040,000	Residential Capital LLC, 9.625%, 5/15/2015	1,032,200
715,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	600,430
245,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	268,915
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,713,600
1,400,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,284,500

		4,899,645

	Non-Captive Diversified – 0.3%
295,000	International Lease Finance Corp., 8.250%, 12/15/2020	318,600
80,000	iStar Financial, Inc., 5.850%, 3/15/2017	68,600
10,000	iStar Financial, Inc., 5.875%, 3/15/2016	8,625
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	14,025

		409,850

	Oil Field Services – 0.3%
350,000	Cie Generale de Geophysique - Veritas, 9.500%, 5/15/2016	382,375

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Packaging – 0.2%
$300,000		Reynolds Group Holdings Ltd., 8.250%, 2/15/2021, 144A	$280,500

		Refining – 0.5%
745,000		Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	700,300

		Retailers – 1.3%
385,000		Dillard’s, Inc., 7.750%, 7/15/2026	373,450
205,000		Dillard’s, Inc., 7.750%, 5/15/2027	196,800
1,285,000		Toys R Us, Inc., 7.375%, 10/15/2018	1,248,056

			1,818,306

		Sovereigns – 3.8%
301,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,729,110
2,250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,571,460
7,970,000		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	48,098
11,061,090		Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	601,200
5,072,211		Uruguay Government International Bond, 4.250%, 4/05/2027, (UYU)	296,813

			5,246,681

		Supermarkets – 1.2%
315,000		American Stores Co., 8.000%, 6/01/2026	286,650
955,000		New Albertson’s, Inc., 7.750%, 6/15/2026	840,400
735,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	556,762

			1,683,812

		Supranational – 2.9%
2,000,000		European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	1,286,708
24,630,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	2,066,214
700,000,000		International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	656,891

			4,009,813

		Technology – 3.0%
1,090,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	981,000
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,732,175
225,000		Buccaneer Merger Sub, Inc., 9.125%, 1/15/2019, 144A	234,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$1,040,000	First Data Corp., 8.250%, 1/15/2021, 144A	$1,019,200
335,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	252,925

		4,219,300

	Textile – 1.4%
2,550,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034	1,950,750

	Transportation Services – 0.5%
275,000	APL Ltd., 8.000%, 1/15/2024(c)	181,500
640,000	Overseas Shipholding Group, 7.500%, 2/15/2024	537,600

		719,100

	Treasuries – 4.3%
60,562	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	33,843
55,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	33,778
50,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	35,502
2,240,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	1,479,292
150,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	140,150
375,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	341,238
750,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	663,172
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	230,183
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	2,699,896
50,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	41,575
400,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	348,152

		6,046,781

	Wireless – 3.8%
1,595,000	Clearwire Communications LLC, 12.000%, 12/01/2015, 144A	1,708,644
3,736,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,539,860
20,000	Sprint Capital Corp., 8.750%, 3/15/2032	21,650

		5,270,154

	Wirelines – 4.0%
120,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	117,180

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	$922,500
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	105,300
665,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	631,750
600,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	598,500
605,000	Frontier Communications Corp., 9.000%, 8/15/2031	620,125
1,910,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,948,200
320,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	329,200
50,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	50,755
250,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	290,030

		5,613,540

	Total Non-Convertible Bonds (Identified Cost $87,460,929)	90,730,361

Convertible Bonds – 14.6%
	Airlines – 0.1%
125,000	AMR Corp., 6.250%, 10/15/2014	121,250

	Automotive – 2.9%
1,165,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	1,112,575
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	3,016,200

		4,128,775

	Diversified Manufacturing – 1.8%
1,230,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	1,211,550
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,382,969

		2,594,519

	Healthcare – 1.6%
1,560,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	1,513,200
35,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2016), 2.000%, 12/15/2037(f)	39,988
515,000	Omnicare, Inc., 3.750%, 12/15/2025	686,881

		2,240,069

	Home Construction – 0.1%
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	70,263

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 1.0%
$1,300,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$1,368,250

	Pharmaceuticals – 0.8%
895,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,126,581

	Technology – 6.2%
15,000	Ciena Corp., 0.250%, 5/01/2013	14,606
4,155,000	Ciena Corp., 0.875%, 6/15/2017	3,516,169
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	170,375
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	47,650
3,925,000	Intel Corp., 2.950%, 12/15/2035	4,057,469
820,000	Micron Technology, Inc., 1.875%, 6/01/2014	799,500

		8,605,769

	Textile – 0.1%
150,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	157,687

	Total Convertible Bonds (Identified Cost $17,728,834)	20,413,163

	Total Bonds and Notes (Identified Cost $105,189,763)	111,143,524

Senior Loans – 0.7%
	Media Non-Cable – 0.3%
343,538	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	205,185
224,012	Tribune Company, Term Loan X, 5.000%, 6/04/2009(b)(e)(g)	149,389

		354,574

	Wireless – 0.0%
17,815	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(h)	18,286

	Wirelines – 0.4%
370,146	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	331,611
250,000	Level 3 Financing, Inc., Add on Term Loan, 11.500%, 3/13/2014(b)	263,985

		595,596

	Total Senior Loans (Identified Cost $1,314,380)	968,456

Shares	Description	Value (†)
Preferred Stocks – 5.5%
Convertible Preferred Stocks – 4.1%
	Automotive – 1.4%
41,200	General Motors Co., Series B, 4.750%	$2,008,088

	Construction Machinery – 0.1%
3,500	United Rentals Trust I, 6.500%	158,375

	Consumer Products – 1.9%
55,115	Newell Financial Trust I, 5.250%	2,590,405

	Pipelines – 0.7%
20,675	El Paso Energy Capital Trust I, 4.750%	920,451

	Total Convertible Preferred Stocks (Identified Cost $5,195,338)	5,677,319

Non-Convertible Preferred Stock – 1.4%
	Non-Captive Diversified – 1.4%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500% (Identified Cost $2,043,470)	1,971,989

	Total Preferred Stocks (Identified Cost $7,238,808)	7,649,308

Common Stocks – 2.9%
	Automotive – 0.5%
53,720	Ford Motor Co.(i)	740,799

	Chemicals – 0.1%
1,087	Ashland, Inc.	70,242

	Diversified Telecommunication Services – 0.1%
14,623	FairPoint Communications, Inc.(i)	134,678
593	Hawaiian Telcom Holdco, Inc.(i)	15,121

		149,799

	Household Durables – 0.0%
1,775	KB Home	17,359

	Media – 0.0%
388	Dex One Corp.(i)	982
1,835	SuperMedia, Inc.(i)	6,881

		7,863

	Oil, Gas & Consumable Fuels – 0.5%
35,176	El Paso Corp.	710,555

	Pharmaceuticals – 1.7%
6,875	Merck & Co., Inc.	242,619
39,928	Valeant Pharmaceuticals International, Inc.	2,074,659

		2,317,278

	Total Common Stocks (Identified Cost $2,861,468)	4,013,895

Shares	Description	Value (†)
Closed End Investment Companies – 0.0%
1,772	Western Asset High Income Opportunity Fund, Inc. (Identified Cost $11,277)	$11,181

Warrants – 0.0%
10,023	FairPoint Communications, Inc., Expiration on 1/24/2018(c)(i)(j) (Identified Cost $0)	—

Principal Amount (‡)
Short-Term Investments – 4.2%
$9,580	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2011 at 0.000% to be repurchased at $9,580 on 7/01/2011 collateralized by $10,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $10,191 including accrued interest(k)	9,580
5,911,691	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011, at 0.000% to be repurchased at $5,911,691 on 7/01/2011 collateralized by $4,120,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $4,176,650; $1,860,000 Federal Home Loan Bank, 0.250% due 6/29/2012 valued at $1,860,000 including accrued interest(k)(l)	5,911,691

	Total Short-Term Investments (Identified Cost $5,921,271)	5,921,271

	Total Investments – 93.0% (Identified Cost $122,536,967)(a)	129,707,635
	Other assets less liabilities – 7.0%	9,717,332

	Net Assets – 100.0%	$139,424,967

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $122,558,766 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,078,898
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,930,029)

Net unrealized appreciation	$7,148,869

At September 30, 2010, the Fund had a capital loss carryforward of $33,112 which expires on September 30, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of these securities amounted to $891,275 or 0.6% of net assets.
(d)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Issuer has filed for bankruptcy.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Non-income producing security.
(j)	Fair valued security by the Fund’s investment adviser. At June 30, 2011, the value of this security amounted to $0.
(k)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(l)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $19,677,752 or 14.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	07/29/2011	Euro	420,000	$608,656	$5,829
Sell	07/29/2011	Euro	1,950,000	2,825,904	19,910
Sell	07/29/2011	Euro	720,000	1,043,411	(16,319)

Total					$9,420

[1]	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$5,342,144	$280,239	$5,622,383
All Other Non-Convertible Bonds*		85,107,978		85,107,978

Total Non-Convertible Bonds	—	90,450,122	280,239	90,730,361

Convertible Bonds*	—	20,413,163	—	20,413,163

Total Bonds and Notes	—	110,863,285	280,239	111,143,524

Senior Loans*	—	968,456	—	968,456
Preferred Stocks
Convertible Preferred Stocks
Automotive	2,008,088	—	—	2,008,088
Construction Machinery	—	158,375	—	158,375
Consumer Products	—	2,590,405	—	2,590,405
Pipelines	920,451	—	—	920,451

Total Convertible Preferred Stocks	2,928,539	2,748,780	—	5,677,319

Non-Convertible Preferred Stocks*	1,971,989	—	—	1,971,989

Total Preferred Stocks	4,900,528	2,748,780	—	7,649,308

Common Stocks*	4,013,895	—	—	4,013,895
Closed End Investment Companies	11,181	—	—	11,181

Warrants	—	—	—	—
Short-Term Investments	—	5,921,271	—	5,921,271

Total Investments	8,925,604	120,501,792	280,239	129,707,635
Forward Foreign Currency Contracts (unrealized appreciation)	—	25,739	—	25,739

Total	$8,925,604	$120,527,531	$280,239	$129,733,374

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	—	(16,319)	—	(16,319)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$—	$197	$(4,121)	$30,320	$(83,303)	$337,146	$—	$280,239	$(4,121)

Debt securities valued at $337,146 were transferred from Level 2 to Level 3 during the period ended June 30, 2011. At September 30, 2010, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service; at June 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes. Details of the Fund’s investment in foreign exchange contracts, as of June 30, 2011, are reflected in the table above.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2011, the Fund has no derivative positions subject to credit-risk-related contingent features that were in a net liability position (unrealized depreciation) by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund have mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $25,739 and the amount of loss that the Fund would incur after taking into account master netting arrangement is $9,420.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to a Fund from counterparty default should be limited to the extent a Fund is under collateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Technology	9.2%
Home Construction	5.4
Automotive	4.8
Wirelines	4.4
Healthcare	4.4
Treasuries	4.3
Electric	4.1
Collateralized Mortgage Obligations	4.0
Wireless	3.8
Sovereigns	3.8
Non-Captive Consumer	3.5
Building Materials	3.5
Banking	3.2
Supranational	2.9
Pharmaceuticals	2.5
Consumer Products	2.2
Other Investments, less than 2% each	22.8
Short-Term Investments	4.2

Total Investments	93.0
Other assets less liabilities (including open forward foreign currency contracts)	7.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.2% of Net Assets
Non-Convertible Bonds – 96.0%
	Argentina – 0.5%
$138,314	Argentina Government International Bond, 8.280%, 12/31/2033	$122,062

	Brazil – 0.6%
100,000	Telemar Norte Leste SA, 5.125%, 12/15/2017, 144A, (EUR)	142,622

	Canada – 7.5%
225,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	231,056
100,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	107,025
165,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	181,347
200,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	297,736
25,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	314,083
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	220,912
200,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	299,240
200,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	213,471
60,000	Videotron Ltee, 6.875%, 7/15/2021, 144A, (CAD)	61,846

		1,926,716

	Cayman Islands – 0.5%
119,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	129,567

	Colombia – 0.4%
160,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	94,408

	Denmark – 0.3%
50,000	Kingdom of Denmark, EMTN, 1.750%, 10/05/2015, (EUR)	70,677

	Finland – 1.4%
245,000	Finland Government Bond, 3.125%, 9/15/2014, (EUR)	366,585

	France – 0.3%
50,000	Lafarge SA, EMTN, 5.375%, 6/26/2017, (EUR)	73,186

	Germany – 16.4%
855,000	Bundesobligation, 2.250%, 4/10/2015, (EUR)	1,249,623

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Germany – continued
490,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)(b)	$715,043
500,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	745,812
235,000	Bundesrepublik Deutschland, 3.750%, 7/04/2013, (EUR)	355,119
520,000	Bundesrepublik Deutschland, Series 6, 3.750%, 1/04/2017, (EUR)	805,431
230,000	Republic of Germany, 1.250%, 9/16/2011, (EUR)	331,266

		4,202,294

	Italy – 3.1%
100,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	139,328
470,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	649,203

		788,531

	Japan – 18.9%
78,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	992,990
99,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	1,246,432
79,200,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	1,021,650
75,000,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	994,493
45,950,000	Japan Government Twenty Year Bond, 2.000%, 9/20/2025, (JPY)	602,751

		4,858,316

	Jersey – 0.7%
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	174,823

	Korea – 0.3%
3,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	66,459

	Lithuania – 0.4%
100,000	Lithuania Government International Bond, 6.125%, 3/09/2021, 144A	106,250

	Luxembourg – 1.0%
100,000	Enel Finance International SA, EMTN, 5.625%, 8/14/2024, (GBP)	153,366
75,000	Telecom Italia Finance SA, EMTN, 7.750%, 1/24/2033, (EUR)	114,642

		268,008

	Mexico – 3.5%
160,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	156,240

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$100,000		BBVA Bancomer SA, 7.250%, 4/22/2020, 144A	$105,000
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	123,131
55,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	524,529

			908,900

		Netherlands – 2.6%
50,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	64,135
230,000		Kingdom of Netherlands, 4.500%, 7/15/2017, (EUR)(b)	364,216
45,000		Kingdom of Netherlands, 5.500%, 1/15/2028, (EUR)	79,195
100,000		RWE Finance BV, EMTN, 5.500%, 7/06/2022, (GBP)	165,116

			672,662

		New Zealand – 0.7%
220,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	192,607

		Norway – 3.3%
3,030,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	599,219
1,175,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	236,739

			835,958

		Philippines – 0.4%
5,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	115,092

		Poland – 0.9%
625,000		Poland Government International Bond, 5.000%, 10/24/2013, (PLN)	228,491

		Singapore – 2.5%
315,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	261,683
460,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	387,689

			649,372

		South Africa – 0.7%
150,000		Edcon Proprietary Ltd., 4.721%, 6/15/2014, 144A, (EUR)(c)	190,332

		Spain – 2.0%
355,000		Spain Government Bond, 5.500%, 4/30/2021, (EUR)	517,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranationals – 6.0%
40,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	$545,115
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	96,938
900,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	90,026
3,400,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	285,227
5,700,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	126,298
30,000,000	Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)	394,455

		1,538,059

	Sweden – 1.9%
2,100,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	357,377
825,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	135,833

		493,210

	Switzerland – 0.9%
150,000	Credit Suisse London, EMTN, 5.125%, 9/18/2017, (EUR)	230,734

	United Arab Emirates – 0.4%
100,000	DP World Ltd., 6.850%, 7/02/2037, 144A	95,500

	United Kingdom – 6.0%
100,000	Anglo American Capital PLC, 4.375%, 12/02/2016, (EUR)	147,247
100,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	163,694
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	163,353
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	88,072
100,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	150,645
260,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	453,721
35,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	60,638
155,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	277,485
25,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	41,832

		1,546,687

	United States – 11.1%
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	148,262
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	78,392

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
15,000,000	Citigroup, Inc., 2.400%, 10/31/2025, (JPY)	$176,555
150,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	159,456
150,000	Frontier Communications Corp., 9.000%, 8/15/2031	153,750
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	75,723
60,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	64,362
45,000	HCA, Inc., 8.360%, 4/15/2024	44,775
200,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	299,268
70,000	IPALCO Enterprises, Inc., 7.250%, 4/01/2016, 144A	77,597
100,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	149,399
150,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	201,580
130,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	220,146
100,000	Reynolds Group Holdings Ltd., 6.875%, 2/15/2021, 144A	97,500
40,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	41,600
320,000	U.S. Treasury Note, 1.375%, 10/15/2012	324,400
75,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	71,250
35,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	33,950
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	142,309
100,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	136,302
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	142,272

		2,838,848

	Uruguay – 0.8%
3,494,512	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	213,242

	Total Non-Convertible Bonds (Identified Cost $23,381,994)	24,657,585

Convertible Bonds – 0.2%
	United States – 0.2%
50,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(d) (Identified Cost $35,329)	48,500

	Total Bonds and Notes (Identified Cost $23,417,323)	24,706,085

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.5%
$650,228	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $650,228 on 7/01/2011 collateralized by $655,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $664,006 including accrued interest(e) (Identified Cost $650,228)	$650,228

	Total Investments – 98.7% (Identified Cost $24,067,551)(a)	25,356,313
	Other assets less liabilities – 1.3%	335,271

	Net Assets – 100.0%	$25,691,584

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $24,141,183 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,342,007
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(126,877)

Net unrealized appreciation	$1,215,130

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(c)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $1,706,806 or 6.6% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	09/21/2011	Australian Dollar	248,000	$263,395	$669
Sell[2]	09/27/2011	British Pound	156,000	250,117	(1,167)
Buy[3]	09/21/2011	Canadian Dollar	450,000	465,681	4,170
Buy[1]	09/21/2011	Euro	100,000	144,696	(556)
Buy[4]	09/21/2011	Japanese Yen	111,000,000	1,379,399	(11,056)
Buy[4]	09/20/2011	Malaysian Ringgit	555,000	182,760	829
Buy[2]	09/14/2011	South Korean Won	530,000,000	494,283	8,044
Buy[1]	09/14/2011	South Korean Won	470,000,000	438,326	7,292
Buy[1]	08/02/2011	Turkish Lira	360,000	220,506	(12,308)

Total					$(4,083)

At June 30, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency	Receive3/In Exchange For	Unrealized Appreciation (Depreciation)
09/22/2011	British Pound 148,472	Euro 167,000	$3,575

[1]	Counterparty is Credit Suisse.
[2]	Counterparty is Barclays.
[3]	Counterparty is UBS AG.
[4]	Counterparty is JPMorgan Chase.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Supranationals	$—	$1,411,761	$126,298	$1,538,059
All Other Non-Convertible Bonds*	—	23,119,526	—	23,119,526

Total Non-Convertible Bonds	—	24,531,287	126,298	24,657,585

Convertible Bonds	—	48,500	—	48,500

Total Bonds and Notes	—	24,579,787	126,298	24,706,085

Short-Term Investments	—	650,228	—	650,228

Total Investments	—	25,230,015	126,298	25,356,313

Forward Foreign Currency Contracts (unrealized appreciation)	—	24,579	—	24,579

Total	$—	$25,254,594	$126,298	$25,380,892

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(25,087)	$—	$(25,087)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds Supranationals	$—	$73	$—	$411	$125,814	$—	$—	$—	$126,298	$411

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies. Details of the Fund’s investment in foreign exchange contracts, as of June 30, 2011, are reflected in the table above.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. The agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2011, the fair value of derivative positions subject to credit-risk-related contingent features that are in a net liability position (unrealized depreciation) by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse	$(4,903)	$—
JPMorgan Chase	(10,227)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of June 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, based on the value of derivative positions in an unrealized gain position as of period end, is $24,579 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $14,622.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	56.3%
Banking	6.2
Supranationals	6.0
Local Authorities	4.4
Government Guaranteed	3.9
Wirelines	3.1
Media Non-Cable	2.3
Electric	2.2
Sovereigns	2.0
Other Investments, less than 2% each	9.8
Short-Term Investments	2.5

Total Investments	98.7
Other assets less liabilities (including open forward foreign currency contracts)	1.3

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

Euro	36.6%
Japanese Yen	24.5
United States Dollar	9.7
British Pound	8.8
Norwegian Krone	3.3
Canadian Dollar	3.1
Singapore Dollar	2.5
Mexican Peso	2.5
Other, less than 2% each	7.7

Total Investments	98.7
Other assets less liabilities (including open forward foreign currency contracts)	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.7% of Net Assets
Non-Convertible Bonds – 91.0%
	ABS Car Loan – 0.9%
$5,153,750	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.326%, 8/20/2013, 144A(b)	$5,083,210
831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	883,280
4,590,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	5,191,587
2,889,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	3,036,141
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.937%, 9/15/2021, 144A(b)	18,788,401
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.937%, 9/15/2021, 144A(b)	16,787,147
19,574,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	20,360,857
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,683,032
8,333,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	8,682,649

		84,496,304

	ABS Credit Card – 0.9%
2,450,000	Capital One Multi-Asset Execution Trust, Series 2006-C2, Class C, 0.487%, 6/16/2014(b)	2,447,812
28,592,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.437%, 4/15/2019(b)	27,875,387
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,692,594
9,787,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	10,143,153
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,517,167
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,554,264

		79,230,377

	ABS Other – 2.0%
4,966,205	CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014	5,004,486
1,664,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,594,107
46,613,823	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	48,107,479
9,173,299	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	9,312,239
45,648,631	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	47,681,995
42,377,409	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	43,718,988
16,446,529	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	16,447,177

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$18,200,000	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	$18,200,000

		190,066,471

	Airlines – 3.3%
8,210,380	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	9,482,989
345,941	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	348,535
895,042	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	943,106
942,784	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	991,054
8,846,956	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,466,243
1,752,198	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,890,096
3,123,921	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,256,688
56,777,452	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	58,406,965
11,625,979	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	11,655,044
27,580,858	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	31,580,082
20,593,770	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	21,884,176
4,208,000	Delta Air Lines Pass Through Trust, Series 2001-1, Class A-2, 7.111%, 3/18/2013	4,255,130
1,979,511	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,058,691
15,304,937	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	15,552,877
37,996,104	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	41,415,754
3,404,292	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 12/17/2016	3,608,549
22,198,030	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 7/02/2018	23,128,571
7,285,253	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	7,285,253
7,942,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	8,607,587
26,197,688	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,880,958
7,322,966	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	8,302,047
17,386,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	17,386,000

		307,386,395

	Automotive – 1.2%
40,992,000	Cummins, Inc., 5.650%, 3/01/2098	33,748,878

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$5,274,000	Cummins, Inc., 6.750%, 2/15/2027	$5,689,929
1,948,000	Ford Motor Co., 6.375%, 2/01/2029	1,860,087
125,000	Ford Motor Co., 6.500%, 8/01/2018	131,257
255,000	Ford Motor Co., 6.625%, 2/15/2028	250,103
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	4,974,387
8,544,000	Ford Motor Co., 7.450%, 7/16/2031	9,685,794
240,000	Ford Motor Co., 7.500%, 8/01/2026	243,053
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	42,655,583
338,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	361,213
5,319,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,745,366
4,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	5,105,166

		110,450,816

	Banking – 10.6%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,027,725
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,121,722
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	40,475,156
2,540,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,188,289
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,662,364
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	10,550,602
17,249,000	Bank of America NA, 5.300%, 3/15/2017	17,779,338
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,565,008
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,250,591
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,922,361
6,473,000	Citigroup, Inc., 5.000%, 9/15/2014	6,783,432
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,270,917
14,680,000	Citigroup, Inc., 5.500%, 2/15/2017	15,439,117
1,297,000	Citigroup, Inc., 5.850%, 12/11/2034	1,282,430
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,575,890

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$19,875,000	Citigroup, Inc., 6.125%, 5/15/2018	$21,886,946
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	8,365,966
72,682,000	Citigroup, Inc., 6.375%, 8/12/2014	80,366,304
2,398,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	3,207,333
63,845,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	69,430,352
6,958,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	7,669,734
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,133,226
96,910,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	96,908,353
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,861,926
1,527,000	HBOS PLC, 6.000%, 11/01/2033, 144A	1,163,884
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	682,500
67,364,716,380	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	7,534,982
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,399,055
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,856,452
337,153,200,000	JPMorgan Chase Bank NA, EMTN, Zero Coupon, 10/17/2011, 144A, (IDR)	38,741,853
100,000	Keybank NA, 6.950%, 2/01/2028	108,489
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	10,156,277
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	76,992,727
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,684,255
69,291,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	64,967,103
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	6,282,286
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,208,995
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	12,879,812
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	38,748,073
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,894,870
18,273,000	Morgan Stanley, 4.750%, 4/01/2014	19,047,519
104,793,000	Morgan Stanley, 5.500%, 7/24/2020	106,070,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	$1,596,863
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	26,326,768
29,556,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	30,328,860
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,713,963
9,699,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,426,881
2,789,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	4,678,703
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,906,510
8,638,000	National City Corp., 6.875%, 5/15/2019	9,954,388
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,255,325
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,663,185
17,861,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,650,386

		985,646,577

	Brokerage – 1.9%
59,450,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	62,580,697
44,990,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	49,141,092
11,813,000	Jefferies Group, Inc., 6.250%, 1/15/2036	11,017,347
44,188,000	Jefferies Group, Inc., 8.500%, 7/15/2019	52,260,529

		174,999,665

	Building Materials – 1.4%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,597,624
10,942,000	Masco Corp., 5.850%, 3/15/2017	10,887,104
6,616,000	Masco Corp., 6.125%, 10/03/2016	6,796,266
4,808,000	Masco Corp., 6.500%, 8/15/2032	4,309,934
29,341,000	Masco Corp., 7.125%, 3/15/2020	30,034,504
4,923,000	Masco Corp., 7.750%, 8/01/2029	4,889,981
24,394,000	Owens Corning, Inc., 6.500%, 12/01/2016	26,542,672
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	41,922,555
1,037,000	USG Corp., 6.300%, 11/15/2016	912,560

		132,893,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 0.5%
$34,763,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	$43,099,724
3,469,000	Cytec Industries, Inc., 6.000%, 10/01/2015	3,841,026
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,390,044

		49,330,794

	Collateralized Mortgage Obligations – 0.0%
2,619,310	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.609%, 7/25/2047(b)	1,504,409
89,259	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.030%, 9/25/2036(b)	71,155

		1,575,564

	Commercial Mortgage-Backed Securities – 4.1%
344,790	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	344,614
7,927,364	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	8,372,979
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	35,192,347
61,632,812	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.702%, 6/15/2039(b)	65,214,511
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.799%, 9/15/2039(b)	36,387,468
5,001,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,301,398
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	62,951,020
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	25,264,179
1,261,685	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.732%, 4/25/2035(b)	1,106,535
19,789,051	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	21,556,575
8,739,675	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.880%, 4/15/2045(b)	9,699,744
59,341,803	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.817%, 6/15/2049(b)	64,000,040
21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	23,078,306
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.870%, 6/15/2038(b)	3,460,011
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,392,911
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.800%, 8/12/2045, 144A(b)	9,761,427
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	6,448,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	$3,910,741

		383,443,536

	Construction Machinery – 0.4%
23,638,000	Case New Holland, Inc., 7.750%, 9/01/2013	25,588,135
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	6,760,368

		32,348,503

	Consumer Cyclical Services – 0.1%
11,125,000	Western Union Co. (The), 6.200%, 11/17/2036	11,311,411
196,000	Western Union Co. (The), 6.200%, 6/21/2040	196,808

		11,508,219

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,860,702
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,597,850

		21,458,552

	Distributors – 0.9%
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,972,065
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	68,031,820
5,740,000	ONEOK, Inc., 6.000%, 6/15/2035	5,690,073

		85,693,958

	Diversified Manufacturing – 0.6%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,653,115
2,814,000	Textron Financial Corp., 5.400%, 4/28/2013	2,982,221
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,234,350
18,800,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	27,326,609
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	18,024,483

		51,220,778

	Electric – 3.0%
36,661,742	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	38,902,875
46,556,000	Ameren Illinois Co., 6.250%, 4/01/2018	51,934,010
39,539,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	40,477,221

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$489,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	$466,289
11,503,547	Bruce Mansfield Unit, 6.850%, 6/01/2034	12,332,574
17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,063,847
24,922,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	24,538,849
876,000	Commonwealth Edison Co., 4.700%, 4/15/2015	954,322
9,000,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,710,498
979,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,092,830
5,383,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	6,089,879
3,603,000	Exelon Corp., 4.900%, 6/15/2015	3,874,111
1,864,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,120,020
2,770,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,953,014
8,569,598	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	9,133,735
1,532,000	Ohio Edison Co., 6.875%, 7/15/2036	1,679,357
29,500	Quezon Power Philippines LC, 8.860%, 6/15/2017	32,008
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	56,678,608
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	1,141,037
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	1,526,288

		282,701,372

	Entertainment – 0.1%
494,000	Time Warner, Inc., 7.625%, 4/15/2031	592,690
323,000	Time Warner, Inc., 7.700%, 5/01/2032	389,974
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,151,483

		5,134,147

	Financial Other – 0.9%
50,255,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	49,579,070
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	34,697,179

		84,276,249

	Food & Beverage – 0.1%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	3,841,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$8,446,000	Corn Products International, Inc., 6.625%, 4/15/2037	$9,134,239

		12,975,435

	Government Guaranteed – 0.2%
6,770,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	7,122,776
10,276,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,588,086

		17,710,862

	Government Owned - No Guarantee – 1.6%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,692,100
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	41,643,094
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	55,447,300
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,991,075
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,310,519
22,478,000	Federal National Mortgage Association, 1.625%, 4/15/2013	22,942,103
15,170,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,570,783
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,286,976

		147,883,950

	Government Sponsored – 0.7%
66,200,000	Federal Home Loan Bank, 1.875%, 6/21/2013	67,977,669

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	1,845,950
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,405,121

		3,251,071

	Healthcare – 1.0%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,326,990
7,374,000	Covidien International Finance SA, 6.000%, 10/15/2017	8,617,964
17,416,000	Express Scripts, Inc., 6.250%, 6/15/2014	19,612,558
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,313,569
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,405,572
1,908,000	HCA, Inc., 6.250%, 2/15/2013	1,974,780

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$3,729,000	HCA, Inc., 6.375%, 1/15/2015	$3,803,580
3,929,000	HCA, Inc., 6.500%, 2/15/2016	3,997,758
357,000	HCA, Inc., 6.750%, 7/15/2013	372,173
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,546,980
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,257,808
2,109,000	HCA, Inc., 7.500%, 12/15/2023	1,987,733
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,160,210
3,807,000	HCA, Inc., 7.690%, 6/15/2025	3,559,545
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,143,180
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,115,070
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,807,220
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,368,319

		89,371,009

	Home Construction – 0.2%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	2,051,135
2,546,000	Pulte Group, Inc., 5.200%, 2/15/2015	2,546,000
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	7,176,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,942,775

		14,715,910

	Independent Energy – 0.2%
11,930,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	13,675,764
6,652,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	6,941,003

		20,616,767

	Industrial Other – 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,261,565

	Integrated Energy – 0.0%
884,422	PF Export Receivables Master Trust, Series A, 6.436%, 6/01/2015, 144A	941,910

	Life Insurance – 1.0%
4,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	6,192,987

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	$7,230,458
2,036,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	2,126,427
9,777,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	14,566,551
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,252,015
10,971,000	MetLife, Inc., 6.400%, 12/15/2066	10,696,725
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,216,926
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,257,581
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	2,899,074
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	15,954,678
4,732,000	Unum Group, 7.125%, 9/30/2016	5,431,555

		95,824,977

	Local Authorities – 2.0%
215,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	224,539
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,544,880
47,456,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	51,377,917
30,476,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	32,992,772
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	19,424,236
20,195	Province of Alberta, 5.930%, 9/16/2016, (CAD)	23,385
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	646,867
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,516,041
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	28,251,370
19,163,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	20,886,660

		186,888,667

	Lodging – 1.1%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	53,602,924
4,522,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	4,669,376
13,286,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	14,109,453
23,518,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	26,078,593

		98,460,346

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Media Cable – 1.3%
$7,538,000		Comcast Corp., 6.950%, 8/15/2037	$8,509,452
17,832,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,033,065
4,101,000		Time Warner Cable, Inc., 5.850%, 5/01/2017	4,611,792
78,178,000		Time Warner Cable, Inc., 6.750%, 7/01/2018	90,662,479

			122,816,788

		Media Non-Cable – 0.1%
7,536,000		News America, Inc., 6.150%, 3/01/2037	7,633,817
4,482,000		News America, Inc., 8.150%, 10/17/2036	5,608,381

			13,242,198

		Metals & Mining – 1.4%
20,000,000		Alcoa, Inc., 5.400%, 4/15/2021	20,061,760
15,060,000		Alcoa, Inc., 5.870%, 2/23/2022	15,432,208
6,000,000		Alcoa, Inc., 5.900%, 2/01/2027	5,863,080
5,505,000		Alcoa, Inc., 5.950%, 2/01/2037	5,242,048
28,838,000		Alcoa, Inc., 6.150%, 8/15/2020	30,550,516
5,804,000		Alcoa, Inc., 6.750%, 1/15/2028	6,058,122
3,181,000		Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	3,322,281
1,943,000		United States Steel Corp., 6.050%, 6/01/2017	1,928,427
4,612,000		United States Steel Corp., 6.650%, 6/01/2037	4,047,030
31,210,000		United States Steel Corp., 7.000%, 2/01/2018	31,522,100
3,655,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,968,548

			127,996,120

		Mortgage Related – 0.0%
103,355		FHLMC, 5.000%, 12/01/2031	110,599
16,111		FNMA, 6.000%, 7/01/2029	17,871

			128,470

		Non-Captive Consumer – 1.9%
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,377,563
6,342,000		SLM Corp., MTN, 5.050%, 11/14/2014	6,341,524

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$347,000	SLM Corp., MTN, 5.125%, 8/27/2012	$356,050
641,000	SLM Corp., MTN, 8.000%, 3/25/2020	688,308
4,796,000	SLM Corp., Series A, MTN, 0.574%, 1/27/2014(b)	4,548,066
9,224,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	9,592,960
6,547,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,579,735
1,957,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	1,852,535
6,141,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,311,192
5,368,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	5,588,781
19,496,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	16,372,000
30,667,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	33,660,498
4,893,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,477,095
87,676,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	80,442,730

		178,189,037

	Non-Captive Diversified – 4.1%
1,316,000	Ally Financial, Inc., 6.000%, 12/15/2011	1,338,244
1,282,000	Ally Financial, Inc., 6.625%, 5/15/2012	1,321,959
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,712,471
1,468,000	Ally Financial, Inc., 6.875%, 9/15/2011	1,480,441
391,000	Ally Financial, Inc., 6.875%, 8/28/2012	406,314
1,184,000	Ally Financial, Inc., 7.000%, 2/01/2012	1,215,906
3,075,000	Ally Financial, Inc., 7.500%, 12/31/2013	3,286,406
5,543,000	Ally Financial, Inc., 8.000%, 12/31/2018	5,931,010
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,440,330
3,767,950	CIT Group, Inc., 7.000%, 5/01/2014	3,815,050
6,756,571	CIT Group, Inc., 7.000%, 5/01/2015	6,765,017
10,302,540	CIT Group, Inc., 7.000%, 5/01/2016	10,263,905
15,765,347	CIT Group, Inc., 7.000%, 5/01/2017	15,725,934
35,688,000	GATX Corp., 4.750%, 10/01/2012	37,136,469

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$7,355,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	$7,996,699
7,570,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	8,127,302
3,100,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,280,719
1,874,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,888,821
969,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,059,813
4,673,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	4,727,057
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,330,566
6,000,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,964,691
13,100,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	10,839,479
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	32,985,333
10,247,000	General Electric Capital Corp., Series A, MTN, 0.578%, 5/13/2024(b)	9,032,771
16,696,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,155,715
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	23,356,811
73,590,000	International Lease Finance Corp., 6.250%, 5/15/2019	71,902,361
13,899,000	International Lease Finance Corp., 6.375%, 3/25/2013	14,315,970
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	64,648,330
548,000	International Lease Finance Corp., 8.625%, 9/15/2015	593,895
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,495,095
1,625,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,625,000

		386,165,884

	Oil Field Services – 0.8%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,594,355
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	28,624,901
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,733,666
587,000	Transocean Ltd., 7.375%, 4/15/2018	683,513
4,094,000	Weatherford International Ltd., 6.500%, 8/01/2036	4,223,035
1,644,000	Weatherford International Ltd., 6.800%, 6/15/2037	1,746,316

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$5,290,000	Weatherford International Ltd., 7.000%, 3/15/2038	$5,751,082

		75,356,868

	Paper – 1.0%
4,365,000	Celulosa Arauco y Constitucion SA, 7.250%, 7/29/2019	4,976,462
715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	794,468
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,018,791
279,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	321,145
895,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	1,062,851
1,336,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,687,904
6,161,000	International Paper Co., 5.250%, 4/01/2016	6,655,932
7,611,000	International Paper Co., 8.700%, 6/15/2038	9,468,320
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047	5,258,849
5,764,000	Westvaco Corp., 8.200%, 1/15/2030	6,243,697
24,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	24,158,964
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,353,135
20,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	21,076,940

		93,077,458

	Pharmaceuticals – 0.7%
2,205,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	2,293,200
56,052,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	61,362,142
489,000	Schering-Plough Corp., 5.300%, 12/01/2013	540,705

		64,196,047

	Pipelines – 4.3%
5,236,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	5,462,624
1,967,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	2,063,110
2,417,000	El Paso Corp., 6.950%, 6/01/2028	2,613,222
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	588,132
1,571,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,620,999
9,253,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	10,613,034

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$4,105,141
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,086,142
80,840,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	90,069,907
303,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	315,499
29,746,150	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	32,337,635
8,886,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	9,344,455
30,760,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	34,459,936
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	15,192,415
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	27,312,748
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,084,863
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,301,312
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	55,989,582
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,696,825
2,085,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,333,142
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	17,763,805
4,497,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,749,228
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,688,689
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	22,520,866

		397,313,311

	Property & Casualty Insurance – 0.9%
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,324,815
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	8,400,758
30,349,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	30,110,275
944,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	561,680
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	13,648,686
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,889,841
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	14,981,917
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,238,694

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$1,463,000	XL Group PLC, 6.375%, 11/15/2024	$1,510,474

		82,667,140

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	41,041,475

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,760,881
238,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	214,795
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,207,710
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	183,838

		13,367,224

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,255,952

	Refining – 0.0%
3,660,000	Valero Energy Corp., 6.625%, 6/15/2037	3,816,121

	REITs - Apartments – 0.4%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	13,225,243
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,164,622
988,000	ERP Operating LP, 5.125%, 3/15/2016	1,077,103
1,762,000	ERP Operating LP, 5.375%, 8/01/2016	1,933,330
2,368,000	ERP Operating LP, 5.750%, 6/15/2017	2,625,250

		37,025,548

	REITs - Diversified – 0.3%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,541,116
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	21,768,402

		26,309,518

	REITs - Office Property – 0.4%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,715,656
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,117,821

		35,833,477

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Regional Malls – 0.3%
$2,427,000	Simon Property Group LP, 5.250%, 12/01/2016	$2,666,045
12,209,000	Simon Property Group LP, 5.750%, 12/01/2015	13,704,822
1,889,000	Simon Property Group LP, 5.875%, 3/01/2017	2,139,226
4,066,000	Simon Property Group LP, 6.100%, 5/01/2016	4,669,972

		23,180,065

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,203,686
1,918,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,099,790

		7,303,476

	REITs - Single Tenant – 0.4%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,281,303
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	29,186,744

		35,468,047

	REITs - Warehouse/Industrials – 0.6%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,095,093
11,179,000	ProLogis LP, 5.625%, 11/15/2016	11,937,283
10,889,000	ProLogis LP, 5.750%, 4/01/2016	11,765,706
9,698,000	ProLogis LP, 6.625%, 5/15/2018	10,722,361
18,869,000	ProLogis LP, 7.375%, 10/30/2019	21,516,491

		60,036,934

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,386,172

	Retailers – 0.6%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,115,940
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	7,284,405
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	12,480
8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	7,703,840
13,425,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	13,954,683
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,459,261

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$2,691,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	$2,978,162
8,064,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,974,345

			59,483,116

		Sovereigns – 1.5%
429,200	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	3,822,375
4,111,400	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	37,215,465
371,900	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	3,353,427
24,178,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,886,567
6,035,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	4,833,723
52,555,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	56,759,400
1,018,562,437		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	6,245,076
390,756,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	2,375,114
776,294,507		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	5,095,438
533,043,928		Republic of Iceland, 8.000%, 7/22/2011, (ISK)	3,216,856

			139,803,441

		Supermarkets – 0.2%
4,130,000		American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,309,162
3,269,000		Kroger Co. (The), 6.400%, 8/15/2017	3,829,447
1,860,000		New Albertson’s, Inc., 7.450%, 8/01/2029	1,539,150
979,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	741,593
10,863,000		Safeway, Inc., 6.350%, 8/15/2017	12,431,791

			21,851,143

		Supranational – 1.6%
11,745,000		European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	7,556,190
192,350,850,000		European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	20,245,569
28,082,000		European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	23,739,135
329,210,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	33,932,566
410,030,000,000		Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	41,014,953
12,982,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,289,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – continued
$15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	$12,435,112

		150,212,704

	Technology – 3.5%
8,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	10,025,966
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,140,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,144,171
3,059,000	Avnet, Inc., 5.875%, 3/15/2014	3,322,671
6,097,000	Avnet, Inc., 6.000%, 9/01/2015	6,701,597
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,706,433
12,444,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	14,348,641
13,457,000	Corning, Inc., 6.750%, 9/15/2013	14,847,579
1,448,000	Corning, Inc., 6.850%, 3/01/2029	1,599,322
57,571,000	Corning, Inc., 7.000%, 5/15/2024	67,676,380
7,487,000	Corning, Inc., 7.250%, 8/15/2036	8,711,506
55,237,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	59,371,545
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	7,565,089
323,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	347,629
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	74,391,906
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,749,404
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	21,550,852
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,670,568
1,590,000	Motorola Solutions, Inc., 8.000%, 11/01/2011	1,625,185
2,397,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,866,186
5,603,000	Tyco Electronics Group SA, 6.550%, 10/01/2017	6,601,724
561,000	Xerox Corp., 6.350%, 5/15/2018	643,050
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,302,376

		327,909,780

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Textile – 0.2%
$3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	$4,030,647
14,903,000	VF Corp., 6.450%, 11/01/2037	16,748,319

		20,778,966

	Tobacco – 0.1%
8,128,000	Reynolds American, Inc., 6.750%, 6/15/2017	9,384,402
1,992,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,146,715

		11,531,117

	Transportation Services – 0.8%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,701,771
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,024,908
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	56,671,242

		69,397,921

	Treasuries – 16.4%
360,010,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	376,113,304
194,485,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	214,011,137
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,646,678
183,949,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	209,281,683
2,974,125	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	1,662,034
970,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	595,714
979,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	695,123
47,042,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	31,066,450
85,198,516	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	79,603,651
24,638,126	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	22,419,928
4,624,296	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	4,234,052
58,428,488	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	51,664,149
12,263,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	10,911,521
206,733,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	180,991,423
726,401,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	143,654,426
118,387,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	23,807,172

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
780,499,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	$155,010,170
18,301,446	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	15,217,677
4,599,829	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	4,039,232

		1,529,625,524

	Wireless – 0.8%
31,416,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	40,795,655
15,375,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	15,355,781
8,549,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	8,549,000
279,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	280,744
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,038,417
2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,671,820
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	662,490
91,000	Sprint Nextel Corp., 6.000%, 12/01/2016	90,886
1,619,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,784,697

		76,229,490

	Wirelines – 4.4%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	465,179
1,874,000	BellSouth Corp., 6.000%, 11/15/2034	1,892,922
2,936,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,743,519
6,665,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	6,993,884
48,640,000	CenturyLink, Inc., 6.450%, 6/15/2021	48,083,996
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,711,119
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,604,771
131,306,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	149,936,352
3,279,000	GTE Corp., 6.940%, 4/15/2028	3,764,610
1,440,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,468,800
354,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	364,178
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	206,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
7,250,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$7,359,509
17,200,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	19,954,059
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,723,470
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,631,025
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,676,258
949,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	970,353
333,000	Qwest Corp., 6.500%, 6/01/2017	361,305
14,480,000	Qwest Corp., 6.875%, 9/15/2033	13,955,100
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,574,640
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,394,695
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,379,260
1,566,000	Qwest Corp., 7.500%, 6/15/2023	1,567,958
10,976,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	9,314,969
4,091,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	3,648,121
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,493,020
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	58,003,450
3,598,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,123,117
4,952,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,615,992
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,037,455
4,538,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	5,219,494
5,260,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,165,567

		408,404,147

	Total Non-Convertible Bonds (Identified Cost $7,468,940,005)	8,496,142,294

	Convertible Bonds – 4.0%
	Automotive – 0.6%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	59,684,771

	Life Insurance – 0.8%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	72,185,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Media Non-Cable – 0.0%
$517,178	Liberty Media LLC, 3.500%, 1/15/2031	$279,276

	REITs - Apartments – 0.0%
1,370,000	ERP Operating LP, 3.850%, 8/15/2026	1,402,469

	REITs - Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	31,291,856

	Technology – 2.2%
35,120,000	Intel Corp., 2.950%, 12/15/2035	36,305,300
137,016,000	Intel Corp., 3.250%, 8/01/2039	167,159,520

		203,464,820

	Wirelines – 0.1%
1,129,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	1,126,178
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	4,652,340

		5,778,518

	Total Convertible Bonds (Identified Cost $312,355,701)	374,087,560

	Municipals – 0.7%
	California – 0.1%
1,275,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	871,781
470,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	372,174
1,585,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	1,526,957
4,420,000	State of California, 4.500%, 10/01/2029	4,091,462
1,285,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	1,174,400
1,450,000	State of California, 4.500%, 8/01/2030	1,325,199
820,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	654,360
3,880,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	3,480,282

		13,496,615

	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	14,504,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Illinois – 0.2%
$530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	$452,355
24,640,000	State of Illinois, 5.100%, 6/01/2033	20,961,741

		21,414,096

	Michigan – 0.0%
2,490,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,808,836

	Ohio – 0.1%
6,430,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,679,947

	Virginia – 0.1%
14,240,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	9,511,750

	Total Municipals (Identified Cost $70,032,165)	65,415,965

	Total Bonds and Notes (Identified Cost $7,851,327,871)	8,935,645,819

Senior Loans – 0.2%
	Aerospace & Defense – 0.2%
16,920,000	AWAS Finance Luxembourg S.A.R.L., Term Loan B, 6/10/2016(e) (Identified Cost $16,920,000)	16,920,000

Short-Term Investments – 3.0%
280,204,755	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $280,204,755 on 7/01/2011 collateralized by $57,540,000 Federal National Mortgage Association, 5.000% due 03/15/2016 valued at $66,602,550; $213,785,000 Federal National Mortgage Association, 2.250% due 03/15/2016 valued at $218,807,358; $405,000 Federal Home Loan Mortgage Corporation, 5.000% due 4/08/2030 valued at $407,025 including accrued interest(f) (Identified Cost $280,204,755)	280,204,755

	Total Investments – 98.9% (Identified Cost $8,148,452,626)(a)	9,232,770,574
	Other assets less liabilities – 1.1%	101,562,253

	Net Assets – 100.0%	$9,334,332,827

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $8,174,418,536 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,141,503,822
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,151,784)

Net unrealized appreciation	$1,058,352,038

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of these securities amounted to $132,153,513 or 1.4% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	All or a portion of this security has not settled. Contract rates are not determined and do not take effect until settlement date.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $1,533,950,537 or 16.4% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$78,813,272	$5,683,032	$84,496,304
ABS Other	—	171,866,471	18,200,000	190,066,471
Non-Captive Consumer	1,377,563	176,811,474	—	178,189,037
All Other Non-Convertible Bonds*	—	8,043,390,482	—	8,043,390,482
Convertible Bonds*	—	374,087,560	—	374,087,560
Municipals*	—	65,415,965	—	65,415,965

Total Bonds and Notes	1,377,563	8,910,385,224	23,883,032	8,935,645,819

Senior Loans*	—	16,920,000	—	16,920,000
Short-Term Investments	—	280,204,755	—	280,204,755

Total	$1,377,563	$9,207,509,979	$23,883,032	$9,232,770,574

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$24,880,941	$—	$3,254	$356,197	$—	$(119,125)	$—	$(19,438,235)	$5,683,032	$355,985
ABS Other	—	—	—	—	18,200,000	—	—	—	18,200,000	—
Banking	9,716,202	—	—	—	—	—	—	(9,716,202)	—	—

Total	$34,597,143	$—	$3,254	$356,197	$18,200,000	$(119,125)	$—	$(29,154,437)	$23,883,032	$355,985

Debt securities valued at $29,154,437 were transferred from Level 3 to Level 2 during the period ended June 30, 2011. At September 30, 2010, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	16.4%
Banking	10.6
Technology	5.7
Wirelines	4.5
Pipelines	4.3
Non-Captive Diversified	4.1
Commercial Mortgage-Backed Securities	4.1
Airlines	3.3
Electric	3.0
ABS Other	2.0
Local Authorities	2.0
Other Investments, less than 2% each	35.9
Short-Term Investments	3.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	73.1%
Canadian Dollar	10.0
New Zealand Dollar	3.8
Norwegian Krone	3.5
Euro	3.1
Australian Dollar	2.0
Other, less than 2% each	3.4

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.7% of Net Assets
	ABS Car Loan – 2.2%
$1,380,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$1,398,047
684,568	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.637%, 8/15/2018, 144A(b)	688,899
3,245,000	Navistar Financial Dealer Note Master Trust, Series 2010-1, Class A, 1.836%, 1/26/2015, 144A(b)	3,265,296
1,810,000	Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.337%, 1/15/2015, 144A(b)	1,829,497
2,000,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	2,003,258

		9,184,997

	ABS Credit Card – 0.8%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.357%, 12/15/2016(b)	984,929
2,100,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	2,221,212

		3,206,141

	ABS Home Equity – 0.2%
608,285	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	573,224
446,085	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	431,473
53,379	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035	53,022

		1,057,719

	ABS Student Loan – 0.3%
1,259,271	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.535%, 12/07/2020(b)	1,262,772

	Collateralized Mortgage Obligations – 7.1%
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,227,765
392,135	Federal Home Loan Mortgage Corp., REMIC, Series 2901, Class UA, 5.000%, 1/15/2030	403,204
6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	6,611,280
8,007,023	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.513%, 6/15/2048(b)	8,140,358
1,280,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,277,609
2,293,670	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.635%, 10/07/2020(b)	2,297,982
6,947,281	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.745%, 12/08/2020(b)	6,986,880

		29,945,078

	Commercial Mortgage-Backed Securities – 14.2%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.646%, 4/10/2049(b)	1,923,158

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$1,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	$1,606,570
2,000,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,112,425
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	390,733
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/2049(b)	1,637,709
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.074%, 12/10/2049(b)	1,627,631
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,395,867
2,670,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.820%, 6/15/2038(b)	2,934,099
2,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,637,845
4,640,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	4,918,625
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.881%, 7/10/2038(b)	1,665,361
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,363,480
1,900,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,038,795
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,235,356
5,000,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.800%, 8/10/2045(b)	5,368,002
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,976,495
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,360,998
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,238,399
3,914,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	4,157,147
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.879%, 6/11/2049(b)	1,639,990
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,768,594
580,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	610,683

		59,607,962

	Government Guaranteed – 0.6%
2,340,000	US Central Federal Credit Union, (FDIC insured), 1.900%, 10/19/2012	2,381,561

	Government Owned - No Guarantee – 13.1%
6,435,000	Federal Home Loan Mortgage Corp., 1.750%, 6/15/2012	6,523,012
11,920,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	12,076,450

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – continued
$5,400,000	Federal Home Loan Mortgage Corp., MTN, 0.110%, 2/02/2012(b)	$5,399,573
3,100,000	Federal Home Loan Mortgage Corp., MTN, 0.202%, 8/05/2011(b)	3,100,701
17,970,000	Federal National Mortgage Association, 3.625%, 2/12/2013	18,872,292
8,265,000	Federal National Mortgage Association, 4.750%, 11/19/2012	8,762,255

		54,734,283

	Government Sponsored – 1.9%
1,070,000	Federal Home Loan Bank, 0.237%, 10/06/2011(b)	1,070,135
5,000,000	Federal Home Loan Bank, 1.625%, 7/27/2011	5,005,505
1,700,000	Federal Home Loan Bank, 3.625%, 9/16/2011	1,712,802

		7,788,442

	Hybrid ARMs – 13.5%
6,102,517	FHLMC, 2.996%, 9/01/2035(b)	6,380,454
6,142,980	FHLMC, 5.513%, 4/01/2037(b)	6,522,637
1,733,050	FHLMC, 5.697%, 4/01/2037(b)	1,839,360
3,508,861	FHLMC, 5.936%, 6/01/2037(b)	3,719,992
4,420,632	FNMA, 2.049%, 7/01/2035(b)	4,637,447
4,188,632	FNMA, 2.544%, 6/01/2036(b)	4,407,899
5,860,128	FNMA, 2.597%, 8/01/2035(b)	6,120,332
2,472,355	FNMA, 2.796%, 8/01/2034(b)	2,577,390
5,528,328	FNMA, 3.273%, 6/01/2035(b)	5,801,491
966,773	FNMA, 3.643%, 8/01/2036(b)	1,020,528
8,547,628	FNMA, 5.430%, 6/01/2037(b)	9,084,230
3,563,122	FNMA, 5.573%, 2/01/2047(b)	3,779,223
573,954	FNMA, 5.960%, 2/01/2037(b)	612,616

		56,503,599

	Mortgage Related – 17.6%
7,775,390	FHLMC, 4.000%, with various maturities from 2024 to 2025(c)	8,113,888
12,954,833	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	13,726,471
1,786,079	FHLMC, 5.500%, 10/01/2023	1,931,604
2,397,407	FHLMC, 6.000%, with various maturities from 2019 to 2021(c)	2,625,955

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$3,952,264	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	$4,413,184
115,784	FHLMC, 7.000%, 2/01/2016	125,813
7,100	FHLMC, 7.500%, with various maturities from 2012 to 2026(c)	7,651
7,285	FHLMC, 8.000%, 9/01/2015	8,040
3,417	FHLMC, 10.000%, 7/01/2019	3,918
95,727	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	97,826
6,169,803	FNMA, 4.000%, with various maturities from 2018 to 2019(c)	6,528,773
7,897,749	FNMA, 4.500%, with various maturities from 2019 to 2025(c)	8,395,172
5,608,564	FNMA, 5.000%, 4/01/2040	5,970,520
5,616,915	FNMA, 5.500%, with various maturities from 2017 to 2033(c)	6,096,882
10,180,507	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	11,148,652
2,869,251	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	3,249,129
103,840	FNMA, 7.000%, 12/01/2022	115,113
283,539	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	329,662
36,427	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	39,853
67,006	GNMA, 6.000%, 12/15/2031	75,018
231,072	GNMA, 6.500%, 5/15/2031	263,639
251,171	GNMA, 7.000%, 10/15/2028	292,704
1,499	GNMA, 12.500%, 6/15/2014	1,511
5,050	GNMA, 16.000%, with various maturities from 2011 to 2012(c)	5,086

		73,566,064

	Treasuries – 21.2%
4,130,000	U.S. Treasury Note, 1.250%, 10/31/2015	4,095,151
35,660,000	U.S. Treasury Note, 1.375%, 9/15/2012	36,128,038
47,445,000	U.S. Treasury Note, 1.750%, 4/15/2013	48,560,906

		88,784,095

	Total Bonds and Notes (Identified Cost $377,643,795)	388,022,713

Principal Amount	Description	Value (†)
Short-Term Investments – 7.2%
$9,053,146	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $9,053,146 on 7/01/2011 collateralized by $9,110,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $9,235,263 including accrued interest(d)	$9,053,146
21,000,000	U.S. Treasury Bills, 0.026% - 0.065%, 8/04/2011(e)(f)	20,999,769

	Total Short-Term Investments (Identified Cost $30,052,041)	30,052,915

	Total Investments – 99.9% (Identified Cost $407,695,836)(a)	418,075,628
	Other assets less liabilities – 0.1%	346,872

	Net Assets – 100.0%	$418,422,500

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $408,710,348 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,213,357
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(848,077)

Net unrealized appreciation	$9,365,280

At September 30, 2010, the Fund had a capital loss carryforward of $815,748 of which $715,432 expires on September 30, 2015 and $100,316 expires on September 30, 2016. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $5,783,692 or 1.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$388,022,713	$—	$388,022,713
Short-Term Investments	—	30,052,915	—	30,052,915

Total	$—	$418,075,628	$—	$418,075,628

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	21.2%
Mortgage Related	17.6
Commercial Mortgage-Backed Securities	14.2
Hybrid ARMs	13.5
Government Owned - No Guarantee	13.1
Collateralized Mortgage Obligations	7.1
ABS Car Loan	2.2
Other Investments, less than 2% each	3.8
Short-Term Investments	7.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets
	Aerospace & Defense – 1.5%
20,068	TransDigm Group, Inc.(b)	$1,830,001

	Biotechnology – 4.2%
37,988	Alexion Pharmaceuticals, Inc.(b)	1,786,576
7,638	Pharmasset, Inc.(b)	856,983
20,687	Regeneron Pharmaceuticals, Inc.(b)	1,173,160
23,192	Vertex Pharmaceuticals, Inc.(b)	1,205,752

		5,022,471

	Chemicals – 3.0%
55,751	Kronos Worldwide, Inc.	1,753,369
33,803	Rockwood Holdings, Inc.(b)	1,868,968

		3,622,337

	Commercial Banks – 1.6%
31,847	SVB Financial Group(b)	1,901,584

	Commercial Services & Supplies – 1.8%
24,817	Stericycle, Inc.(b)	2,211,691

	Communications Equipment – 3.2%
29,057	Acme Packet, Inc.(b)	2,037,768
46,587	Riverbed Technology, Inc.(b)	1,844,379

		3,882,147

	Containers & Packaging – 1.5%
46,587	Crown Holdings, Inc.(b)	1,808,507

	Electrical Equipment – 1.8%
31,883	Polypore International, Inc.(b)	2,162,943

	Energy Equipment & Services – 3.1%
11,966	CARBO Ceramics, Inc.	1,949,859
20,594	Lufkin Industries, Inc.	1,772,114

		3,721,973

	Food Products – 4.2%
28,292	Diamond Foods, Inc.	2,159,811
23,510	J.M. Smucker Co. (The)	1,797,104
22,636	McCormick & Co., Inc.	1,122,067

		5,078,982

	Health Care Equipment & Supplies – 1.6%
22,114	Edwards Lifesciences Corp.(b)	1,927,899

	Health Care Providers & Services – 5.0%
38,529	Healthspring, Inc.(b)	1,776,572
20,427	HMS Holdings Corp.(b)	1,570,224
32,513	Humana, Inc.	2,618,597

		5,965,393

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – 2.1%
43,547	SXC Health Solutions Corp.(b)	$2,565,789

	Hotels, Restaurants & Leisure – 2.9%
51,274	Arcos Dorados Holdings, Inc., Class A	1,081,368
17,083	Wynn Resorts Ltd.	2,452,094

		3,533,462

	Household Durables – 1.8%
31,428	Tempur-Pedic International, Inc.(b)	2,131,447

	Internet & Catalog Retail – 4.0%
10,288	Netflix, Inc.(b)	2,702,555
4,201	Priceline.com, Inc.(b)	2,150,618

		4,853,173

	Internet Software & Services – 5.7%
33,689	Ancestry.com, Inc.(b)	1,394,388
22,830	MercadoLibre, Inc.	1,811,332
54,488	Rackspace Hosting, Inc.(b)	2,328,817
12,835	SINA Corp.(b)(c)	1,336,124

		6,870,661

	Life Sciences Tools & Services – 4.3%
39,329	Illumina, Inc.(b)	2,955,574
13,470	Mettler-Toledo International, Inc.(b)	2,271,985

		5,227,559

	Machinery – 1.7%
29,899	WABCO Holdings, Inc.(b)	2,064,825

	Multiline Retail – 2.9%
53,019	Dollar Tree, Inc.(b)	3,532,126

	Oil, Gas & Consumable Fuels – 4.5%
50,227	Brigham Exploration Co.(b)	1,503,294
21,221	Concho Resources, Inc.(b)	1,949,149
25,925	SM Energy Co.	1,904,969

		5,357,412

	Personal Products – 2.0%
23,324	Estee Lauder Cos., Inc. (The), Class A	2,453,452

	Pharmaceuticals – 4.5%
29,148	Perrigo Co.	2,561,235
55,256	Valeant Pharmaceuticals International, Inc.	2,871,101

		5,432,336

	Real Estate Management & Development – 3.0%
81,513	CB Richard Ellis Group, Inc., Class A(b)	2,046,792
16,567	Jones Lang LaSalle, Inc.	1,562,268

		3,609,060

	Road & Rail – 1.8%
36,659	Kansas City Southern(b)	2,174,978

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.9%
78,737	ARM Holdings PLC, Sponsored ADR	$2,238,493
31,708	Avago Technologies Ltd.	1,204,904

		3,443,397

	Software – 9.8%
24,767	Citrix Systems, Inc.(b)	1,981,360
94,536	Fortinet, Inc.(b)	2,579,887
58,322	Informatica Corp.(b)	3,407,755
43,968	QLIK Technologies, Inc.(b)	1,497,550
15,953	Salesforce.com, Inc.(b)	2,376,678

		11,843,230

	Specialty Retail – 4.6%
23,871	Abercrombie & Fitch Co., Class A	1,597,447
6,157	AutoZone, Inc.(b)	1,815,392
45,978	PetSmart, Inc.	2,086,022

		5,498,861

	Textiles, Apparel & Luxury Goods – 5.9%
30,541	Fossil, Inc.(b)	3,595,286
31,184	Lululemon Athletica, Inc.(b)	3,486,995

		7,082,281

	Total Common Stocks (Identified Cost $96,556,088)	116,809,977

Principal Amount
Short-Term Investments – 5.0%
$5,995,970	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $5,995,970 on 7/01/2011 collateralized by $6,090,000 Federal Farm Credit Bank, 2.750% due 5/16/2017 valued at $6,120,450, including accrued interest(d) (Identified Cost $5,995,970)	5,995,970

	Total Investments – 101.9% (Identified Cost $102,552,058)(a)	122,805,947
	Other assets less liabilities – (1.9)%	(2,289,167)

	Net Assets – 100.0%	$120,516,780

Shares
Written Options – (0.1%)
	Options on Securities – (0.1%)
12,600	SINA Corp., Call expiring August 20, 2011 at 105(e) (Premium Received $80,258)	$(145,530)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $102,552,058 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,709,813
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(455,924)

Net unrealized appreciation	$20,253,889

At September 30, 2010, the Fund had a capital loss carryforward of $73,463,461 of which $21,142,388 expires on September 30, 2011; $33,667,761 expires on September 30, 2017 and $18,653,312 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	All or a portion of this security has been pledged as collateral for outstanding call options.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(e)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument or closing transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended June 30, 2011, the Fund was not party to any over-the-counter options.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$116,809,977	$—	$—	$116,809,977
Short-Term Investments	—	5,995,970	—	5,995,970

Total	$116,809,977	$5,995,970	$—	$122,805,947

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Written Options	$(145,530)	$—	$—	$(145,530)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of option contracts used for hedging purposes. The Fund may also use purchased call options to gain exposure to an equity security without committing the capital required to buy it, while also limiting the downside risk associated with owning it. During the period ended June 30, 2011, the Fund engaged in purchased put and written call options for hedging purposes, in written put options to offset the cost of options used for hedging purposes, and in purchased call options to gain exposure to equity securities. Details of the Fund’s investment in equity contracts, as of June 30, 2011, are reflected in the Portfolio of Investments above.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 9/30/2010	1,126	$335,823
Options written	2,134	672,503
Options terminated in closing purchase transactions	(3,134)	(928,068)
Options expired	—	—

Outstanding at 6/30/2011	126	$80,258

Industry Summary at June 30, 2011 (Unaudited)

Software	9.8%
Textiles, Apparel & Luxury Goods	5.9
Internet Software & Services	5.7
Health Care Providers & Services	5.0
Specialty Retail	4.6
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	4.5
Life Sciences Tools & Services	4.3
Food Products	4.2
Biotechnology	4.2
Internet & Catalog Retail	4.0
Communications Equipment	3.2
Energy Equipment & Services	3.1
Chemicals	3.0
Real Estate Management & Development	3.0
Hotels, Restaurants & Leisure	2.9
Multiline Retail	2.9
Semiconductors & Semiconductor Equipment	2.9
Health Care Technology	2.1
Personal Products	2.0
Other Investments, less than 2% each	15.1
Short-Term Investments	5.0

Total Investments	101.9
Other assets less liabilities (including written options)	(1.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.3% of Net Assets
	Aerospace & Defense – 2.4%
59,112	HEICO Corp.	$3,235,791
160,091	Hexcel Corp.(b)	3,504,392

		6,740,183

	Air Freight & Logistics – 2.1%
49,145	Atlas Air Worldwide Holdings, Inc.(b)	2,924,619
79,932	HUB Group, Inc., Class A(b)	3,010,239

		5,934,858

	Auto Components – 2.1%
167,554	Amerigon, Inc.(b)	2,912,089
67,060	Tenneco, Inc.(b)	2,955,334

		5,867,423

	Biotechnology – 3.3%
86,169	Cepheid, Inc.(b)	2,984,894
73,303	Genomic Health, Inc.(b)	2,045,887
100,288	Incyte Corp. Ltd.(b)	1,899,455
20,077	Pharmasset, Inc.(b)	2,252,639

		9,182,875

	Building Products – 1.4%
174,068	NCI Building Systems, Inc.(b)	1,982,634
84,906	Trex Company, Inc.(b)	2,078,499

		4,061,133

	Capital Markets – 2.0%
86,896	Evercore Partners, Inc., Class A	2,895,375
78,030	Stifel Financial Corp.(b)	2,798,156

		5,693,531

	Commercial Banks – 2.1%
50,013	Signature Bank(b)	2,860,744
50,596	SVB Financial Group(b)	3,021,087

		5,881,831

	Commercial Services & Supplies – 2.1%
113,258	Mobile Mini, Inc.(b)	2,399,937
113,832	Waste Connections, Inc.	3,611,889

		6,011,826

	Communications Equipment – 0.8%
74,654	Aruba Networks, Inc.(b)	2,206,026

	Construction & Engineering – 0.7%
100,024	MasTec, Inc.(b)	1,972,473

	Consumer Finance – 0.9%
62,682	First Cash Financial Services, Inc.(b)	2,632,017

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 1.0%
87,086	K12, Inc.(b)	$2,886,030

	Diversified Financial Services – 1.0%
71,835	MSCI, Inc., Class A(b)	2,706,743

	Electrical Equipment – 1.8%
129,794	GrafTech International Ltd.(b)	2,630,925
36,623	Polypore International, Inc.(b)	2,484,504

		5,115,429

	Electronic Equipment, Instruments & Components – 2.4%
39,383	IPG Photonics Corp.(b)	2,863,538
126,988	Maxwell Technologies, Inc.(b)	2,055,936
54,461	Measurement Specialties, Inc.(b)	1,944,257

		6,863,731

	Energy Equipment & Services – 2.5%
25,898	Lufkin Industries, Inc.	2,228,523
227,174	Newpark Resources, Inc.(b)	2,060,468
69,124	Oceaneering International, Inc.	2,799,522

		7,088,513

	Food & Staples Retailing – 0.9%
64,849	Fresh Market, Inc. (The)(b)	2,508,359

	Food Products – 1.1%
39,482	Diamond Foods, Inc.	3,014,056

	Health Care Equipment & Supplies – 6.0%
235,976	Accuray, Inc.(b)	1,890,168
50,523	Cyberonics, Inc.(b)	1,412,118
96,760	DexCom, Inc.(b)	1,402,052
140,266	Insulet Corp.(b)	3,109,697
174,108	Natus Medical, Inc.(b)	2,637,736
96,160	Volcano Corp.(b)	3,105,006
59,813	Zoll Medical Corp.(b)	3,389,005

		16,945,782

	Health Care Providers & Services – 6.9%
169,762	ExamWorks Group, Inc.(b)	4,310,257
121,128	Hanger Orthopedic Group, Inc.(b)	2,964,002
46,614	HMS Holdings Corp.(b)	3,583,218
27,807	MWI Veterinary Supply, Inc.(b)	2,245,972
122,732	PSS World Medical, Inc.(b)	3,437,723
132,898	Team Health Holdings, Inc.(b)	2,991,534

		19,532,706

	Health Care Technology – 1.3%
63,907	SXC Health Solutions Corp.(b)	3,765,400

	Hotels, Restaurants & Leisure – 2.0%
21,939	Panera Bread Co., Class A(b)	2,756,855
158,784	Texas Roadhouse, Inc.	2,784,277

		5,541,132

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 1.0%
42,588	Tempur-Pedic International, Inc.(b)	$2,888,318

	Internet Software & Services – 6.3%
63,412	Ancestry.com, Inc.(b)	2,624,623
90,561	comScore, Inc.(b)	2,345,530
125,690	DealerTrack Holdings, Inc.(b)	2,884,585
166,128	Dice Holdings, Inc.(b)	2,246,051
27,430	Travelzoo, Inc.(b)	1,773,075
102,811	Vocus, Inc.(b)	3,147,045
58,899	WebMD Health Corp.(b)	2,684,616

		17,705,525

	IT Services – 1.0%
179,143	InterXion Holding NV(b)	2,712,225

	Machinery – 4.2%
50,602	Chart Industries, Inc.(b)	2,731,496
66,402	RBC Bearings, Inc.(b)	2,507,339
69,774	Robbins & Myers, Inc.	3,687,556
121,338	Westport Innovations, Inc.(b)	2,914,539

		11,840,930

	Media – 1.8%
91,428	Imax Corp.(b)	2,965,010
122,840	MDC Partners, Inc., Class A	2,218,491

		5,183,501

	Metals & Mining – 0.8%
36,878	Schnitzer Steel Industries, Inc., Class A	2,124,173

	Oil, Gas & Consumable Fuels – 5.1%
83,314	Approach Resources, Inc.(b)	1,888,728
69,880	Brigham Exploration Co.(b)	2,091,508
93,254	Comstock Resources, Inc.(b)	2,684,783
70,080	Oasis Petroleum, Inc.(b)	2,079,974
56,839	Rosetta Resources, Inc.(b)	2,929,482
75,507	World Fuel Services Corp.	2,712,967

		14,387,442

	Pharmaceuticals – 2.6%
88,652	Aegerion Pharmaceuticals, Inc.(b)	1,396,269
90,479	Auxilium Pharmaceuticals, Inc.(b)	1,773,389
81,465	Impax Laboratories, Inc.(b)	1,775,122
101,787	Questcor Pharmaceuticals, Inc.(b)	2,453,067

		7,397,847

	Professional Services – 3.6%
72,838	Advisory Board Co. (The)(b)	4,215,863
80,852	Corporate Executive Board Co. (The)	3,529,190
40,792	CoStar Group, Inc.(b)	2,418,150

		10,163,203

	Road & Rail – 1.0%
48,786	Genesee & Wyoming, Inc., Class A(b)	2,860,811

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 7.9%
60,054	Cavium, Inc.(b)	$2,617,754
72,183	Ceva, Inc.(b)	2,198,694
55,051	Cymer, Inc.(b)	2,725,575
191,990	GT Solar International, Inc.(b)	3,110,238
46,024	Hittite Microwave Corp.(b)	2,849,346
129,912	Inphi Corp.(b)	2,260,469
59,840	Netlogic Microsystems, Inc.(b)	2,418,733
52,679	Power Integrations, Inc.	2,024,454
51,641	Silicon Laboratories, Inc.(b)	2,130,707

		22,335,970

	Software – 6.4%
146,887	Ariba, Inc.(b)	5,063,195
50,501	Concur Technologies, Inc.(b)	2,528,585
78,747	QLIK Technologies, Inc.(b)	2,682,123
99,553	Sourcefire, Inc.(b)	2,958,715
71,145	SuccessFactors, Inc.(b)	2,091,663
49,503	Ultimate Software Group, Inc.(The)(b)	2,694,448

		18,018,729

	Specialty Retail – 4.9%
133,081	Asbury Automotive Group, Inc.(b)	2,465,991
62,709	DSW, Inc., Class A(b)	3,173,702
77,201	Hibbett Sports, Inc.(b)	3,142,853
41,296	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	2,666,896
54,383	Vitamin Shoppe, Inc.(b)	2,488,566

		13,938,008

	Textiles, Apparel & Luxury Goods – 2.9%
32,941	Deckers Outdoor Corp.(b)	2,903,420
74,294	G-III Apparel Group Ltd.(b)	2,561,657
39,844	Phillips-Van Heusen Corp.	2,608,587

		8,073,664

	Trading Companies & Distributors – 1.0%
100,237	Titan Machinery, Inc.(b)	2,884,821

	Total Common Stocks (Identified Cost $216,241,600)	274,667,224

Principal Amount
Short-Term Investments – 4.9%
$13,896,282	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $13,896,282 on 7/01/2011 collateralized by $13,850,000 Federal National Mortgage Association, 2.250% due 3/15/2016 valued at $14,175,372 including accrued interest(c) (Identified Cost $13,896,282)	13,896,282

Total Investments – 102.2% (Identified Cost $230,137,882)(a)	288,563,506
Other assets less liabilities – (2.2)%	(6,116,685)

Net Assets – 100.0%	$282,446,821

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $230,136,974 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$61,150,486
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,723,954)

Net unrealized appreciation	$58,426,532

At September 30, 2010, the Fund had a capital loss carryforward of $86,164,558 of which $59,283,040 expires on September 30, 2011; $14,995,800 expires on September 30, 2017 and $11,885,718 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$274,667,224	$—	$—	$274,667,224
Short-Term Investments	—	13,896,282	—	13,896,282

Total	$274,667,224	$13,896,282	$—	$288,563,506

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Semiconductors & Semiconductor Equipment	7.9%
Health Care Providers & Services	6.9
Software	6.4
Internet Software & Services	6.3
Health Care Equipment & Supplies	6.0
Oil, Gas & Consumable Fuels	5.1
Specialty Retail	4.9
Machinery	4.2
Professional Services	3.6
Biotechnology	3.3
Textiles, Apparel & Luxury Goods	2.9
Pharmaceuticals	2.6
Energy Equipment & Services	2.5
Electronic Equipment, Instruments & Components	2.4
Aerospace & Defense	2.4
Commercial Services & Supplies	2.1
Air Freight & Logistics	2.1
Commercial Banks	2.1
Auto Components	2.1
Capital Markets	2.0
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	4.9

Total Investments	102.2
Other assets less liabilities	(2.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.6% of Net Assets
Non-Convertible Bonds – 75.0%
	ABS Car Loan – 0.1%
$7,211,250	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.326%, 8/20/2013, 144A(b)	$7,112,549
4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	4,301,878

		11,414,427

	Aerospace & Defense – 0.1%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	663,444
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,213,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018, 144A	2,491,688

		15,368,132

	Airlines – 2.9%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	38,140,456
179,522	American Airlines Pass Through Trust, Series 1993-A6, 8.040%, 9/16/2011	179,522
1,567,240	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,810,162
102,282	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	105,095
3,840,683	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	3,869,488
2,534,842	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	2,531,547
2,181,612	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,162,414
4,506,400	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	4,455,478
3,296,771	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	3,276,001
1,304,334	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,395,638
1,482,915	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,599,621
3,342,501	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,346,512
1,861,429	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,940,540
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,068,418
11,283,707	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,607,549
19,117,477	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 4/19/2022	19,165,271
18,787,410	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 7/08/2016	21,511,585

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$16,587,152	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	$17,626,503
2,450,000	Delta Air Lines Pass Through Trust, Series 2001-1, Class A-2, 7.111%, 3/18/2013	2,477,440
1,422,234	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,479,123
7,656,297	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,780,329
24,656,615	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	25,428,367
5,218,105	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 12/17/2016	5,531,191
2,825,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	3,012,156
2,107,285	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	2,109,813
17,600,159	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 11/01/2017	17,600,159
1,500,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	1,581,306
32,710,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	35,451,294
19,762,558	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	19,523,629
10,295,790	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	11,672,337
19,140,000	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	18,757,200
43,228,000	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014	43,228,000
52,073,000	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	52,073,000
22,168,000	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	22,168,000

		405,665,144

	Automotive – 1.9%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	276,263
2,400,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	2,352,000
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,999,135
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	9,581,501
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	6,754,072
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	18,153,034
1,975,000	Ford Motor Co., 6.500%, 8/01/2018	2,073,855
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,196,572
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	73,359,957

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$2,365,000	Ford Motor Co., 7.125%, 11/15/2025	$2,336,928
90,200,000	Ford Motor Co., 7.450%, 7/16/2031	102,254,057
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,362,111
22,410,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	24,206,363
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,753,035
6,263,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	7,045,875
3,100,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	3,441,000
5,300,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	5,936,000

		267,081,758

	Banking – 6.0%
16,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	20,106,819
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	23,200,055
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	19,061,373
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,708,763
4,560,000	Bank of America Corp., 6.000%, 9/01/2017	4,906,756
8,020,000	Bank of America NA, 5.300%, 3/15/2017	8,266,583
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	36,832,371
56,650,000,000	Barclays Financial LLC, 4.470%, 12/04/2011, 144A, (KRW)	53,125,724
29,965,000	Citigroup, Inc., 5.000%, 9/15/2014	31,402,061
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,364,322
985,000	Citigroup, Inc., 5.850%, 12/11/2034	973,935
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	23,136,009
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	8,606,392
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,823,981
45,862,000	Citigroup, Inc., 6.375%, 8/12/2014	50,710,760
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	4,480,637
64,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	69,598,912
9,905,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	10,918,182

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	$386,108
30,375,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	30,374,484
1,285,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	1,326,949
3,120,000	HBOS PLC, 6.000%, 11/01/2033, 144A	2,378,073
119,806,078	HSBC Bank USA, Zero Coupon, 11/28/2011, 144A	117,697,491
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	8,862,750
229,157,783,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	25,632,108
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	30,312,868
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	26,338,406
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	25,992,191
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,105,357
1,400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,312,637
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	33,081,569
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,636,345
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,985,721
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	772,528
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,348,101
8,835,000	Morgan Stanley, 4.750%, 4/01/2014	9,209,480
13,400,000	Morgan Stanley, 5.500%, 7/24/2020	13,563,359
3,300,000	Morgan Stanley, 5.750%, 1/25/2021	3,339,036
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	87,064,042
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	6,772,583
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,702,585
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,600,995
5,050,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	8,471,656

		838,491,057

	Brokerage – 0.0%
880,000	Jefferies Group, Inc., 6.250%, 1/15/2036	820,728

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$3,285,000	Jefferies Group, Inc., 8.500%, 7/15/2019	$3,885,124

		4,705,852

	Building Materials – 1.0%
3,255,000	Masco Corp., 4.800%, 6/15/2015	3,234,227
2,220,000	Masco Corp., 5.850%, 3/15/2017	2,208,862
13,440,000	Masco Corp., 6.125%, 10/03/2016	13,806,200
6,345,000	Masco Corp., 6.500%, 8/15/2032	5,687,715
2,475,000	Masco Corp., 7.750%, 8/01/2029	2,458,400
18,935,000	Owens Corning, Inc., 6.500%, 12/01/2016	20,602,833
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	36,452,633
46,412,000	USG Corp., 6.300%, 11/15/2016	40,842,560
14,155,000	USG Corp., 9.750%, 1/15/2018	13,942,675

		139,236,105

	Chemicals – 0.8%
36,355,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	45,073,511
15,675,000	Hercules, Inc., 6.500%, 6/30/2029	13,245,375
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,408,000
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	5,443,480
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	19,397,840
7,420,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	6,826,400
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	8,056,440
700,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	829,148

		104,280,194

	Collateralized Mortgage Obligations – 0.1%
5,262,783	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.681%, 4/25/2037(b)	4,011,867
4,844,531	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	4,256,516
6,785,273	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.609%, 7/25/2047(b)	3,897,142
5,830,338	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.750%, 4/25/2035(b)	5,613,670

		17,779,195

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – 0.0%
$3,276,215	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.732%, 4/25/2035(b)	$2,873,335

	Construction Machinery – 0.7%
48,305,000	Case New Holland, Inc., 7.750%, 9/01/2013	52,290,163
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,501,957
1,335,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,368,375
10,790,000	Terex Corp., 8.000%, 11/15/2017	11,059,750
26,935,000	United Rentals North America, Inc., 10.875%, 6/15/2016	30,133,531

		96,353,776

	Consumer Cyclical Services – 0.5%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	619,750
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,510,000
60,008,000	Western Union Co. (The), 6.200%, 11/17/2036	61,013,494
1,048,000	Western Union Co. (The), 6.200%, 6/21/2040	1,052,322

		67,195,566

	Distributors – 0.0%
1,500,000	EQT Corp., 8.125%, 6/01/2019	1,834,893

	Diversified Manufacturing – 0.4%
6,100,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	6,641,680
1,441,000	Textron Financial Corp., 5.400%, 4/28/2013	1,527,143
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	574,846
13,850,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	20,131,571
5,020,000	Textron, Inc., 5.600%, 12/01/2017	5,380,637
16,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	26,187,744

		60,443,621

	Electric – 3.4%
8,102,562	AES Ironwood LLC, 8.857%, 11/30/2025	8,224,101
978,069	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,007,412
50,171,437	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	53,238,417
69,236,555	Bruce Mansfield Unit, 6.850%, 6/01/2034	74,226,233

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$3,028,992	CE Generation LLC, 7.416%, 12/15/2018	$3,126,892
31,115,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	30,636,638
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	7,779,750
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	6,874,875
8,955,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	6,514,762
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	69,972,000
22,700,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	19,447,589
250,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	279,068
4,875,000	Endesa SA/Cayman Islands, 7.875%, 2/01/2027	5,515,170
5,940,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	6,305,072
555,000	Enersis SA, Cayman Islands, 7.400%, 12/01/2016	651,229
5,310,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	5,660,832
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(e)	12,376,650
1,224,250	Quezon Power Philippines LC, 8.860%, 6/15/2017	1,328,311
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	25,356,150
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	16,378,275
655,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series A, 10.250%, 11/01/2015	396,275
50,270,000	TXU Corp., Series P, 5.550%, 11/15/2014	39,713,300
101,735,000	TXU Corp., Series Q, 6.500%, 11/15/2024	50,867,500
6,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,270,750
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	7,748,439
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	10,431,225
4,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	3,831,840

		471,158,755

	Financial Other – 0.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	18,749,383
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	25,783,740

		44,533,123

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.2%
$2,085,000	ARAMARK Corp., 5.000%, 6/01/2012	$2,118,881
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	25,642,057
965,000	Smithfield Foods, Inc., 7.750%, 7/01/2017	1,001,188
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,790,756

		33,552,882

	Government Owned - No Guarantee – 0.9%
26,435,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	29,772,419
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	18,622,500
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	8,078,085
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	59,458,359
7,140,000	Petroleos de Venezuela SA, 5.375%, 4/12/2027	3,605,700

		119,537,063

	Healthcare – 2.4%
4,075,000	Boston Scientific Corp., 5.125%, 1/12/2017	4,306,725
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,004,745
10,230,000	Boston Scientific Corp., 6.000%, 1/15/2020	11,074,507
4,155,000	Boston Scientific Corp., 6.400%, 6/15/2016	4,679,876
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	17,681,830
17,785,000	HCA, Inc., 5.750%, 3/15/2014	18,029,544
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,933,000
17,035,000	HCA, Inc., 6.375%, 1/15/2015	17,375,700
49,350,000	HCA, Inc., 6.500%, 2/15/2016	50,213,625
2,074,000	HCA, Inc., 6.750%, 7/15/2013	2,162,145
14,620,000	HCA, Inc., 7.050%, 12/01/2027	12,682,850
11,104,000	HCA, Inc., 7.190%, 11/15/2015	11,187,280
20,447,000	HCA, Inc., 7.500%, 12/15/2023	19,271,297
24,215,000	HCA, Inc., 7.500%, 11/06/2033	21,914,575
46,148,000	HCA, Inc., 7.690%, 6/15/2025	43,148,380

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$32,745,000	HCA, Inc., 8.360%, 4/15/2024	$32,581,275
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	14,707,950
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,685,180
2,620,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019, 144A	2,606,900
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	3,422,306
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	27,186,765
4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	5,211,719

		335,068,174

	Home Construction – 0.8%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,518,463
4,830,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	3,513,825
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	9,805,750
6,040,000	K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	5,224,600
2,490,000	K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	2,147,625
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	3,915,525
1,685,000	KB Home, 5.750%, 2/01/2014	1,642,875
8,340,000	KB Home, 5.875%, 1/15/2015	7,923,000
5,805,000	KB Home, 6.250%, 6/15/2015	5,543,775
11,315,000	KB Home, 7.250%, 6/15/2018	10,225,931
3,745,000	Pulte Group, Inc., 5.200%, 2/15/2015	3,745,000
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	36,862,800
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	10,881,750

		112,950,919

	Independent Energy – 0.6%
5,990,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	6,866,541
21,000,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	21,912,366
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	23,966,312
6,495,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	6,689,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	$5,026,097
13,570,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,316,350
2,499,000	Swift Energy Co., 7.125%, 6/01/2017	2,530,238

		81,307,754

	Industrial Other – 0.1%
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,753,250

	Life Insurance – 0.7%
2,185,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	2,287,643
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	20,535,129
4,815,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	5,028,853
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,989,839
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,252,015
15,930,000	MetLife, Inc., 6.400%, 12/15/2066	15,531,750
9,620,000	MetLife, Inc., 10.750%, 8/01/2069	13,540,150
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	8,667,332
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,946,860
6,700,000	Unum Group, 7.125%, 9/30/2016	7,690,494

		95,470,065

	Local Authorities – 1.9%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,431,492
79,755,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	86,346,211
10,530,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	11,399,590
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	71,830,672
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	65,947,380
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	29,134,291

		268,089,636

	Lodging – 0.1%
5,850,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	6,040,657

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Media Cable – 0.6%
$44,825,000		Comcast Corp., 6.950%, 8/15/2037	$50,601,777
400,000		CSC Holdings LLC, 7.875%, 2/15/2018	437,000
25,270,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	26,972,047

			78,010,824

		Media Non-Cable – 0.5%
2,900,000		Clear Channel Communications, Inc., 5.000%, 3/15/2012	2,907,250
3,785,000		Clear Channel Communications, Inc., 5.750%, 1/15/2013	3,699,837
64,250,000		Clear Channel Communications, Inc., 9.000%, 3/01/2021, 144A	61,519,375

			68,126,462

		Metals & Mining – 0.4%
10,000,000		Alcoa, Inc., 5.720%, 2/23/2019	10,401,280
3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	4,046,599
1,405,000		Alcoa, Inc., 5.950%, 2/01/2037	1,337,889
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,519,585
12,745,000		Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	11,852,850
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	6,947,500
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,948,572
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	16,599,350

			61,653,625

		Non-Captive Consumer – 5.0%
69,019,000		Residential Capital LLC, 9.625%, 5/15/2015	68,501,357
995,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	1,042,511
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,426,321
20,970,000		SLM Corp., MTN, 5.050%, 11/14/2014	20,968,427
3,695,000		SLM Corp., MTN, 5.125%, 8/27/2012	3,791,366
2,160,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,319,417
54,478,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	56,657,120
41,770,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	41,978,850
14,465,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	13,692,858

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$19,605,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	$20,148,333
24,705,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	25,721,092
35,405,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	29,731,774
95,060,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	104,339,092
25,600,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	35,057,816
7,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	7,068,600
6,900,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	6,865,500
10,700,000	Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	10,646,500
11,825,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	10,819,875
14,430,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	14,249,625
600,000	Springleaf Finance Corp., Series J, MTN, 5.200%, 12/15/2011	601,050
300,000	Springleaf Finance Corp., Series J, MTN, 5.625%, 8/17/2011	299,850
2,900,000	Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	2,900,000
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	717,000
241,395,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	221,479,912

		702,024,246

	Non-Captive Diversified – 8.1%
22,211,000	Ally Financial, Inc., 6.750%, 12/01/2014	22,932,857
2,947,000	Ally Financial, Inc., 6.875%, 8/28/2012	3,042,778
17,038,000	Ally Financial, Inc., 7.500%, 12/31/2013	18,209,363
35,400,000	Ally Financial, Inc., 7.500%, 9/15/2020	36,993,000
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	35,000,770
25,955,000	Ally Financial, Inc., 8.000%, 11/01/2031	28,096,287
49,800,000	Ally Financial, Inc., 8.300%, 2/12/2015	55,651,500
15,137,788	CIT Group, Inc., 7.000%, 5/01/2014	15,327,011
27,144,615	CIT Group, Inc., 7.000%, 5/01/2015	27,178,546
61,650,794	CIT Group, Inc., 7.000%, 5/01/2016	61,419,604
70,757,457	CIT Group, Inc., 7.000%, 5/01/2017	70,580,563

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	$5,159,555
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	68,509,406
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	54,032,387
115,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	95,155,736
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	52,355,824
15,305,000	General Electric Capital Corp., Series A, MTN, 0.578%, 5/13/2024(b)	13,491,419
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	213,175,672
5,760,000	General Motors Acceptance Corp. of Canada Ltd., EMTN, 7.125%, 9/13/2011, (AUD)	6,142,739
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	368,550
9,289,000	International Lease Finance Corp., 6.375%, 3/25/2013	9,567,670
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	22,052,700
16,430,000	International Lease Finance Corp., 8.250%, 12/15/2020	17,744,400
24,750,000	International Lease Finance Corp., 8.625%, 9/15/2015	26,822,812
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,659,300
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,547,000
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	34,651,567
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	2,987,425
16,160,000	iStar Financial, Inc., 5.650%, 9/15/2011	16,119,600
11,800,000	iStar Financial, Inc., 5.850%, 3/15/2017	10,118,500
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	17,662,275
4,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	3,891,500
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	35,832,600
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,679,100
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	41,710,350

		1,129,870,366

	Oil Field Services – 1.2%
7,015,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	7,365,750
7,160,000	Allis-Chalmers Energy, Inc., 9.000%, 1/15/2014	7,312,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$10,860,000	Nabors Industries, Inc., 6.150%, 2/15/2018	$12,005,817
77,565,000	Nabors Industries, Inc., 9.250%, 1/15/2019	98,316,895
3,095,000	Parker Drilling Co., 9.125%, 4/01/2018	3,265,225
16,035,000	Rowan Cos., Inc., 7.875%, 8/01/2019	19,055,160
11,015,000	Weatherford International Ltd., 6.500%, 8/01/2036	11,362,171
2,975,000	Weatherford International Ltd., 6.800%, 6/15/2037	3,160,152
9,580,000	Weatherford International Ltd., 7.000%, 3/15/2038	10,415,002

		172,258,322

	Packaging – 0.3%
2,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	3,552,867
33,261,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	35,921,880

		39,474,747

	Paper – 1.2%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	16,350,484
12,410,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	14,020,657
120,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	137,670
42,425,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	48,833,678
13,385,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	15,895,263
11,003,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	13,901,201
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	15,701,739
25,210,000	Westvaco Corp., 8.200%, 1/15/2030	27,308,052
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	2,918,327
5,490,000	Weyerhaeuser Co., 7.375%, 3/15/2032	5,713,064

		160,780,135

	Pharmaceuticals – 0.1%
11,957,000	Elan Finance PLC/Elan Finance Corp., 8.875%, 12/01/2013	12,435,280

	Pipelines – 2.6%
19,745,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	20,709,760
15,685,000	El Paso Corp., 6.950%, 6/01/2028	16,958,371

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$1,500,000	El Paso Corp., 7.420%, 2/15/2037	$1,667,061
1,000,000	El Paso Corp., GMTN, 7.750%, 1/15/2032	1,163,272
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	875,291
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,853,476
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	9,405,094
13,175,000	Enterprise Products Operating LLP, 6.300%, 9/15/2017	15,111,501
5,100,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	6,290,932
21,200,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	22,365,470
43,468,428	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	47,255,397
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	91,538,406
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	49,221,855
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	23,241,900
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	47,238,816
4,168,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	4,042,960

		362,939,562

	Property & Casualty Insurance – 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	14,764,949
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,672,071
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	10,987,884
6,080,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	3,617,600
2,275,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	2,130,413
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	11,613,381
4,445,000	XL Group PLC, 6.250%, 5/15/2027	4,498,642
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,471,241

		52,756,181

	Property Trust – 0.4%
46,015,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	52,180,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 0.0%
$1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	$818,630

	Refining – 0.0%
1,335,000	Valero Energy Corp., 6.625%, 6/15/2037	1,391,946

	REITs - Apartments – 0.3%
2,025,000	Camden Property Trust, 5.000%, 6/15/2015	2,187,464
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	30,786,562
3,300,000	ERP Operating LP, 5.125%, 3/15/2016	3,597,610

		36,571,636

	REITs - Diversified – 0.0%
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	4,420,459

	REITs - Office Property – 0.4%
47,305,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	51,619,547

	REITs - Regional Malls – 0.1%
4,900,000	Simon Property Group LP, 5.750%, 12/01/2015	5,500,338
450,000	Simon Property Group LP, 6.125%, 5/30/2018	504,608

		6,004,946

	REITs - Warehouse/Industrials – 0.1%
4,180,000	ProLogis LP, 5.625%, 11/15/2015	4,419,698
3,915,000	ProLogis LP, 5.625%, 11/15/2016	4,180,558
4,635,000	ProLogis LP, 5.750%, 4/01/2016	5,008,178
1,662,000	ProLogis LP, 6.625%, 5/15/2018	1,837,550
1,100,000	ProLogis LP, 6.875%, 3/15/2020	1,214,631
2,080,000	ProLogis LP, 7.375%, 10/30/2019	2,371,843

		19,032,458

	Retailers – 1.1%
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018	8,758,000
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,059,000
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,270,740
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,455,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$425,000		Dillard’s, Inc., 7.875%, 1/01/2023	$416,500
10,270,000		Foot Locker, Inc., 8.500%, 1/15/2022	10,501,075
3,685,000		J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,740,275
37,064,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	33,172,280
635,000		J.C. Penney Corp., Inc., 7.125%, 11/15/2023	660,400
3,985,000		J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,546,650
15,907,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	16,534,610
12,275,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,438,658
2,365,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,617,374
6,365,000		Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,294,234
32,675,000		Toys R Us, Inc., 7.375%, 10/15/2018	31,735,594
8,355,000		Toys R Us, Inc., 7.875%, 4/15/2013	8,814,525

			149,014,915

		Sovereigns – 3.6%
104,626,000,000		Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	14,267,080
10,000,000,000		Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,314,470
272,460,000,000		Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	29,445,633
2,350,305	(†††)	Mexican Fixed Rate Bonds, Series M-10, 7.250%, 12/15/2016, (MXN)	20,931,375
18,686,981	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	169,150,335
2,037,000	(†††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	18,367,656
56,700,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	39,600,807
49,120,000		Republic of Brazil, 12.500%, 1/05/2016, (BRL)	37,060,712
107,840,000		Republic of Brazil, 12.500%, 1/05/2022, (BRL)	86,374,267
18,400,000		Republic of Croatia, 6.750%, 11/05/2019, 144A	19,872,000
3,639,662,000		Republic of Iceland, 4.250%, 8/24/2012, (ISK)	22,315,732
1,472,579,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	8,950,708
3,178,700,000		Republic of Iceland, 7.250%, 5/17/2013, (ISK)	20,864,336

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – continued
2,008,798,000	Republic of Iceland, 8.000%, 7/22/2011, (ISK)	$12,122,854

		500,637,965

	Supermarkets – 0.7%
5,441,000	American Stores Co., 7.900%, 5/01/2017	5,420,596
73,241,000	New Albertson’s, Inc., 7.450%, 8/01/2029	60,606,927
19,555,000	New Albertson’s, Inc., 7.750%, 6/15/2026	17,208,400
6,625,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,647,813
2,795,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,529,475
13,707,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	10,383,053

		101,796,264

	Supranational – 2.0%
108,310,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	69,465,113
20,250,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	13,027,913
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	10,948,843
460,500,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	48,469,162
24,398,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	20,624,864
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	66,508,602
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	25,236,322
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	21,261,779
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,848,801

		282,391,399

	Technology – 1.6%
1,370,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,411,100
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	48,033,650
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,242,720
55,840,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	50,256,000
5,480,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,918,300
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,710,172
10,600,000	Avnet, Inc., 5.875%, 3/15/2014	11,513,667

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$35,630,000	Avnet, Inc., 6.000%, 9/01/2015	$39,163,178
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	12,846,375
6,150,000	Corning, Inc., 6.850%, 3/01/2029	6,792,700
4,725,000	Corning, Inc., 7.250%, 8/15/2036	5,497,778
3,640,000	Eastman Kodak Co., 7.250%, 11/15/2013	3,439,800
11,626,000	Equifax, Inc., 7.000%, 7/01/2037	12,473,652
285,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	297,113
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,769,613
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	540,492
3,062,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	3,405,645
9,260,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	6,991,300
255,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	304,913
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	2,026,198

		220,634,366

	Tobacco – 0.5%
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	61,111,761
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037	14,440,751

		75,552,512

	Transportation Services – 0.4%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	6,931,980
11,576,715	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	11,113,646
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)	5,490,206
7,277,364	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	6,913,496
121,369	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	115,301
8,605,090	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	7,400,377
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(e)	3,653,308
4,179,305	Atlas Air Pass Through Trust, Series 2000-1, Class B, 10.128%, 7/02/2017	4,095,719
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,368,298

		50,082,331

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – 12.4%
26,685,000	Canadian Government, 1.000%, 9/01/2011, (CAD)	$27,671,940
43,965,000	Canadian Government, 1.250%, 12/01/2011, (CAD)	45,629,329
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	335,024,067
130,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	139,889,883
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	189,246,653
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	28,949,178
4,200,773	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	2,347,524
1,490,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	915,066
1,350,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	958,546
69,280,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	45,752,384
44,415,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	37,554,778
118,375,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	110,601,482
52,325,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	47,614,123
6,250,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	5,722,562
102,200,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	90,368,178
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	20,171,588
151,035,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	132,228,718
457,420,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	90,460,238
221,050,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	44,452,308
1,520,540,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	301,985,222
26,700,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	22,201,085
6,225,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,466,338
7,500,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	6,527,849

		1,731,739,039

	Utility Other – 0.0%
3,300,000	Listrindo Capital BV, 9.250%, 1/29/2015, 144A	3,613,500

	Wireless – 1.2%
42,310,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	42,257,112

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$30,755,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	$30,755,000
3,628,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	3,650,675
30,816,000	Sprint Capital Corp., 6.875%, 11/15/2028	29,198,160
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	30,129,560
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,776,450
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	11,294,864
10,170,000	True Move Co. Ltd., 10.750%, 12/16/2013, 144A	10,970,888

		165,032,709

	Wirelines – 3.9%
5,650,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	5,517,225
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,770,638
2,455,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	2,812,845
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	22,058,175
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	2,848,972
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	71,493,310
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,995,870
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,851,974
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	283,500
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	156,938
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,461,182
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	37,377,600
10,555,000	GTE Corp., 6.940%, 4/15/2028	12,118,164
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,958,551
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,667,486
50,080,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	51,081,600
8,399,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	8,640,471
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019, 144A	2,631,650
10,250,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	10,404,824

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
24,500,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	$28,422,933
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	16,580,025
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	40,549,300
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,336,432
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	33,123,888
31,060,000	Qwest Corp., 6.875%, 9/15/2033	29,934,075
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,013,500
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,138,965
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,290,860
5,470,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	5,620,425
23,000,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	19,519,341
19,635,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	17,509,374
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,729,703
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	19,735,922
11,680,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	10,887,477
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,846,829
4,500,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	5,175,788
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,121,375

		545,667,187

	Total Non-Convertible Bonds (Identified Cost $9,532,077,120)	10,449,717,580

Convertible Bonds – 8.3%
	Airlines – 0.2%
20,015,000	AMR Corp., 6.250%, 10/15/2014	19,414,550
1,255,000	UAL Corp., 4.500%, 6/30/2021	1,256,632

		20,671,182

	Automotive – 1.6%
2,020,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	1,929,100
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	215,212,725

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Automotive – continued
$8,460,000	Navistar International Corp., 3.000%, 10/15/2014	$11,072,025

		228,213,850

	Diversified Manufacturing – 0.4%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	30,111,450
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	17,458,806

		47,570,256

	Electric – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	2,598,750

	Healthcare – 0.5%
19,215,000	Hologic, Inc., (Step to Zero Coupon on 12/15/2013), 2.000%, 12/15/2037(f)	18,638,550
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	13,715,713
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	195,938
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,546,600
5,445,000	Omnicare, Inc., 3.250%, 12/15/2035	5,206,781
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	27,335,206

		67,638,788

	Independent Energy – 0.2%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	18,523,750
7,230,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	7,609,575

		26,133,325

	Life Insurance – 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	72,185,850

	Media Non-Cable – 0.0%
7,672,291	Liberty Media LLC, 3.500%, 1/15/2031	4,143,037

	Metals & Mining – 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,192,500
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	17,905,213

		19,097,713

	Non-Captive Diversified – 0.3%
44,035,000	iStar Financial, Inc., 0.805%, 10/01/2012(b)	39,631,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.6%
$635,000	Human Genome Sciences, Inc., 2.250%, 10/15/2011	$1,000,125
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	60,644,400
24,461,000	Nektar Therapeutics, 3.250%, 9/28/2012	24,399,847

		86,044,372

	REITs - Warehouse/Industrials – 0.2%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	22,240,219

	Technology – 2.5%
220,000	Ciena Corp., 0.250%, 5/01/2013	214,225
38,020,000	Ciena Corp., 0.875%, 6/15/2017	32,174,425
5,535,000	Ciena Corp., 3.750%, 10/15/2018, 144A	6,503,625
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	7,236,844
11,463,000	Intel Corp., 2.950%, 12/15/2035	11,849,876
220,000,000	Intel Corp., 3.250%, 8/01/2039	268,400,000
9,197,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	9,679,842
15,555,000	Micron Technology, Inc., 1.875%, 6/01/2014	15,166,125

		351,224,962

	Textile – 0.0%
68,000	Dixie Yarns, Inc., 7.000%, 5/15/2012	67,405

	Wirelines – 1.2%
14,735,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	14,698,162
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	12,652,500
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	85,979,250
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	52,303,050

		165,632,962

	Total Convertible Bonds (Identified Cost $902,012,912)	1,153,094,171

Municipals – 1.3%
	California – 0.3%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	2,851,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	California – continued
$1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	$1,211,546
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	4,985,491
14,415,000	State of California, 4.500%, 10/01/2029	13,343,533
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	3,829,367
4,075,000	State of California, 4.500%, 8/01/2030	3,724,265
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	2,138,640
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	11,342,312

		43,426,392

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	3,845,534

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,472,288
47,285,000	State of Illinois, 5.100%, 6/01/2033	40,226,295

		41,698,583

	Michigan – 0.1%
12,500,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	9,080,500

	Virginia – 0.6%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	86,046,607

	Total Municipals (Identified Cost $226,053,020)	184,097,616

	Total Bonds and Notes (Identified Cost $10,660,143,052)	11,786,909,367

Senior Loans – 0.3%
	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.690%, 10/10/2014(b)	4,046,254

	Media Non-Cable – 0.1%
2,926,744	Dex Media West, LLC, New Term Loan, 7.000%, 10/24/2014(b)	2,431,275
25,306,057	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	15,114,549

		17,545,824

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wireless – 0.1%
$8,511,351	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(g)	$8,736,562

	Wirelines – 0.1%
9,130,000	FairPoint Communications, Inc., New Term Loan B, 1/22/2016(i)	8,179,476
10,135,097	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	9,079,932

		17,259,408

	Total Senior Loans (Identified Cost $67,321,696)	47,588,048

Shares
Common Stocks – 7.2%
	Biotechnology – 0.3%
867,059	Vertex Pharmaceuticals, Inc.(e)	45,078,397

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(e)	11,889,531
1,675	Rock-Tenn Co., Class A	111,120

		12,000,651

	Diversified Telecommunication Services – 0.1%
183,181	FairPoint Communications, Inc.(e)	1,687,097
283,397	Hawaiian Telcom Holdco, Inc.(e)	7,226,623

		8,913,720

	Electric Utilities – 0.0%
282,500	Duke Energy Corp.	5,319,475

	Electronic Equipment, Instruments & Components – 0.0%
41,343	Corning, Inc.	750,375

	Food Products – 0.4%
2,309,175	ConAgra Foods, Inc.	59,599,807

	Household Durables – 0.1%
477,725	KB Home	4,672,151
549,450	Lennar Corp., Class A	9,972,517

		14,644,668

	Media – 0.0%
4,701	Dex One Corp.(e)	11,893
56,625	SuperMedia, Inc.(e)	212,344

		224,237

	Oil, Gas & Consumable Fuels – 0.3%
846,398	Chesapeake Energy Corp.	25,129,557
216,429	Repsol YPF SA, Sponsored ADR	7,523,072
141,249	Spectra Energy Corp.	3,871,635

		36,524,264

	Pharmaceuticals – 2.8%
8,514,190	Bristol-Myers Squibb Co.	246,570,943

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$110,327
2,691,177	Valeant Pharmaceuticals International, Inc.	139,833,557

		386,514,827

	REITs - Apartments – 0.4%
290,904	Apartment Investment & Management Co., Class A	7,426,779
889,730	Associated Estates Realty Corp.	14,458,113
460,000	Equity Residential	27,600,000

		49,484,892

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	14,314,770

	REITs - Shopping Centers – 0.0%
201,557	Developers Diversified Realty Corp.	2,841,954

	Semiconductors & Semiconductor Equipment – 2.1%
13,359,360	Intel Corp.	296,043,418

	Software – 0.5%
2,568,091	Microsoft Corp.	66,770,366

	Total Common Stocks (Identified Cost $775,723,730)	999,025,821

Preferred Stocks – 3.2%
Convertible Preferred Stocks – 2.4%
	Automotive – 1.2%
2,767,825	General Motors Co., Series B, 4.750%	134,903,790
642,890	Goodyear Tire & Rubber Co. (The), 5.875%	35,757,542

		170,661,332

	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	19,084,874
203,658	Sovereign Capital Trust IV, 4.375%	10,081,071
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	9,044,980

		38,210,925

	Construction Machinery – 0.1%
229,491	United Rentals Trust I, 6.500%	10,384,468

	Consumer Products – 0.1%
192,518	Newell Financial Trust I, 5.250%	9,048,346

	Electric – 0.2%
380,577	AES Trust III, 6.750%	18,747,223

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Electric – continued
107,725	CMS Energy Trust I, 7.750%(c)(h)	$4,847,625

		23,594,848

	Home Construction – 0.0%
355,000	Hovnanian Enterprises, Inc., 7.250%	5,697,750

	Independent Energy – 0.1%
52,020	Chesapeake Energy Corp., 4.500%	4,772,835
99,800	SandRidge Energy, Inc., 8.500%	15,662,612

		20,435,447

	Pipelines – 0.1%
227,247	El Paso Energy Capital Trust I, 4.750%	10,117,037

	REITs - Healthcare – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,011,217

	Technology – 0.3%
39,920	Lucent Technologies Capital Trust I, 7.750%	39,271,300

	Total Convertible Preferred Stocks (Identified Cost $305,453,395)	333,432,670

Non-Convertible Preferred Stocks – 0.8%
	Banking – 0.2%
35,000	Bank of America Corp., 6.375%	798,350
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	23,551,884
389,800	Countrywide Capital IV, 6.750%	9,647,550

		33,997,784

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	31,354

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	27,958,125

	Home Construction – 0.0%
171,546	Hovnanian Enterprises, Inc., 7.625%(e)	837,145

	Non-Captive Consumer – 0.0%
101,175	SLM Corp., Series A, 6.970%	4,806,824

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Non-Captive Diversified – 0.3%
36,916	Ally Financial, Inc., Series G, 7.000%, 144A	$34,694,118

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,723,181

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	6,622,944

	Total Non-Convertible Preferred Stocks (Identified Cost $75,478,856)	110,671,475

	Total Preferred Stocks (Identified Cost $380,932,251)	444,104,145

Closed End Investment Companies – 0.1%
747,816	Highland Credit Strategies Fund	5,743,227
104,115	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,105,701
1,790,599	Western Asset High Income Opportunity Fund, Inc.	11,298,680
224,838	Western Asset Managed High Income Fund, Inc.	1,380,505

	Total Closed End Investment Companies (Identified Cost $24,852,638)	19,528,113

Principal Amount(‡)
Short-Term Investments – 3.4%
$749,389	Repurchase Agreement with Street Bank and Trust Company, dated 6/30/2011 at 0.000% to be repurchased at $749,389 on 7/01/2011 collateralized by $750,000 U.S. Treasury Note, 1.375% due 5/15/2013 valued at $764,354 including accrued interest(j)	749,389
477,086,060	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $477,086,060 on 7/01/2011 collateralized by $200,090,000 Federal Home Loan Mortgage Corp., 2.000% due 12/03/2015 valued at $200,090,000; $94,000,000 Federal Home Loan Mortgage Corp., 2.500% due 1/14/2016 valued at $95,175,000; $186,975,000 Federal National Mortgage Association, 2.250% due 3/15/2016 valued at $191,367,523 including accrued interest(j)	477,086,060

	Total Short-Term Investments (Identified Cost $477,835,449)	477,835,449

	Total Investments – 98.8% (Identified Cost $12,386,808,816)(a)	13,774,990,943
	Other assets less liabilities – 1.2%	163,435,254

	Net Assets – 100.0%	$13,938,426,197

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day. Senior loans shall be priced at bid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $12,422,994,981 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,737,817,274
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(385,821,312)

Net unrealized appreciation	$1,351,995,962

At September 30, 2010, the Fund had a capital loss carryforward of $575,613,327 of which $45,672,245 expires on September 30, 2017 and $529,941,082 expires on September 30, 2018. At September 30, 2010 post-October capital loss deferrals were $126,545,807. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Variable rate security. Rate as of June 30, 2011 is disclosed.
(c)	Illiquid security. At June 30, 2011, the value of these securities amounted to $334,437,821 or 2.4% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Fair valued security by the Fund’s investment adviser. At June 30, 2011, the value of this security amounted to $4,847,625 representing less than 0.1% of net assets.

(i)	Position is unsettled. Contract rate was not determined at June 30, 2011 and does not take effect until settlement date.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of Rule 144A holdings amounted to $1,476,611,916 or 10.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Captive Consumer	$2,426,321	$699,597,925	$—	$702,024,246
All Other Non-Convertible Bonds*	—	9,747,693,334	—	9,747,693,334

Total Non-Convertible Bonds	2,426,321	10,447,291,259	—	10,449,717,580

Convertible Bonds*	—	1,153,094,171	—	1,153,094,171
Municipals*	—	184,097,616	—	184,097,616

Total Bonds and Notes	2,426,321	11,784,483,046	—	11,786,909,367

Senior Loans*	—	47,588,048	—	47,588,048
Common Stocks*	999,025,821	—	—	999,025,821
Preferred Stocks
Convertible Preferred Stocks
Automotive	170,661,332	—	—	170,661,332
Banking	28,129,854	10,081,071	—	38,210,925
Construction Machinery	—	10,384,468	—	10,384,468
Consumer Products	—	9,048,346	—	9,048,346
Electric	18,747,223	—	4,847,625	23,594,848
Home Construction	5,697,750	—	—	5,697,750
Independent Energy	20,435,447	—	—	20,435,447
Pipelines	10,117,037	—	—	10,117,037
REITs - Healthcare	6,011,217	—	—	6,011,217
Technology	39,271,300	—	—	39,271,300

Total Convertible Preferred Stocks	299,071,160	29,513,885	4,847,625	333,432,670

Non-Convertible Preferred Stocks
Banking	33,997,784	—	—	33,997,784
Electric	—	31,354	—	31,354
Government Sponsored	—	27,958,125	—	27,958,125
Home Construction	837,145	—	—	837,145
Non-Captive Consumer	4,806,824	—	—	4,806,824
Non-Captive Diversified	—	34,694,118	—	34,694,118
REITs - Office Property	—	1,723,181	—	1,723,181
REITs - Warehouse/Industrials	6,622,944	—	—	6,622,944

Total Non-Convertible Preferred Stocks	46,264,697	64,406,778	—	110,671,475

Total Preferred Stocks	345,335,857	93,920,663	4,847,625	444,104,145

Closed End Investment Companies	19,528,113	—	—	19,528,113
Short-Term Investments	—	477,835,449	—	477,835,449

Total	$1,366,316,112	$12,403,827,206	$4,847,625	$13,774,990,943

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Preferred stocks valued at $21,195,000 were transferred from Level 2 to Level 1 during the period ended June 30, 2011. At September 30, 2010, this security was valued at original purchase price due to a market quotation not being readily available; at June 30, 2011, this security was valued at a market price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2011
Bonds and Notes
Non-Convertible Bonds
Airlines	$34,976,018	$—	$—	$—	$—	$—	$—	$(34,976,018)	$—	$—
Preferred Stocks
Convertible Preferred Stocks
Electric	3,770,375	—	—	1,077,250	—	—	—	—	4,847,625	1,077,250

Total	$38,746,393	$—	$—	$1,077,250	$—	$—	$—	$(34,976,018)	$4,847,625	$1,077,250

Debt securities valued at $34,976,018 were transferred from Level 3 to Level 2 during the period ended June 30, 2011. At September 30, 2010, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at June 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2011 (Unaudited)

Treasuries	12.4%
Non-Captive Diversified	8.7
Banking	6.5
Wirelines	5.2
Non-Captive Consumer	5.0
Automotive	4.7
Technology	4.4
Electric	3.6
Sovereigns	3.6
Pharmaceuticals	3.5
Airlines	3.1
Healthcare	2.9
Pipelines	2.7
Semiconductors & Semiconductor Equipment	2.1
Supranational	2.0
Other Investments, less than 2% each	25.0
Short-Term Investments	3.4

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure at June 30, 2011 (Unaudited)

United States Dollar	70.5%
Canadian Dollar	6.7
New Zealand Dollar	4.3
Euro	3.3
Norwegian Krone	3.1
Australian Dollar	2.6
Brazilian Real	2.1
Other, less than 2% each	6.2

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2011 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 95.7% of Net Assets
	Aerospace & Defense – 3.0%
303,229	Honeywell International, Inc.	$18,069,416
311,747	Northrop Grumman Corp.	21,619,654

		39,689,070

	Auto Components – 1.5%
418,395	Goodyear Tire & Rubber Co. (The)(b)	7,016,484
315,588	Johnson Controls, Inc.	13,147,396

		20,163,880

	Automobiles – 0.9%
404,229	General Motors Co.(b)	12,272,392

	Beverages – 3.1%
639,290	Coca-Cola Enterprises, Inc.	18,654,482
323,349	PepsiCo, Inc.	22,773,470

		41,427,952

	Biotechnology – 1.0%
220,296	Amgen, Inc.(b)	12,854,272

	Capital Markets – 5.0%
314,173	Ameriprise Financial, Inc.	18,121,499
486,044	Bank of New York Mellon Corp.	12,452,447
485,380	Legg Mason, Inc.	15,901,049
428,811	State Street Corp.	19,335,088

		65,810,083

	Chemicals – 1.1%
153,334	Air Products & Chemicals, Inc.	14,655,664

	Commercial Banks – 5.4%
1,167,696	Fifth Third Bancorp	14,888,124
337,418	PNC Financial Services Group, Inc.	20,113,487
552,459	U.S. Bancorp	14,093,229
787,945	Wells Fargo & Co.	22,109,737

		71,204,577

	Communications Equipment – 1.7%
1,768,405	Alcatel-Lucent, Sponsored ADR(b)	10,203,697
771,803	Cisco Systems, Inc.	12,047,845

		22,251,542

	Construction & Engineering – 0.7%
316,323	Foster Wheeler AG(b)	9,609,893

	Construction Materials – 0.8%
271,696	Vulcan Materials Co.	10,468,447

	Consumer Finance – 1.4%
711,372	Discover Financial Services	19,029,201

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – 5.3%
1,492,813	Bank of America Corp.	$16,361,231
538,589	Citigroup, Inc.	22,426,846
771,081	JPMorgan Chase & Co.	31,568,056

		70,356,133

	Diversified Telecommunication Services – 3.1%
711,509	AT&T, Inc.	22,348,498
449,317	CenturyLink, Inc.	18,165,886

		40,514,384

	Electric Utilities – 2.4%
340,434	Edison International	13,191,817
686,512	PPL Corp.	19,105,629

		32,297,446

	Electrical Equipment – 1.1%
554,712	ABB Ltd., Sponosored ADR(b)	14,394,776

	Energy Equipment & Services – 2.1%
323,644	Schlumberger Ltd.	27,962,842

	Food & Staples Retailing – 1.4%
492,989	CVS Caremark Corp.	18,526,527

	Food Products – 2.3%
302,134	Kellogg Co.	16,714,053
712,018	Sara Lee Corp.	13,521,222

		30,235,275

	Health Care Equipment & Supplies – 3.4%
262,253	Alere, Inc.(b)	9,603,705
375,159	Covidien PLC	19,969,713
396,337	Medtronic, Inc.	15,270,865

		44,844,283

	Health Care Providers & Services – 2.8%
395,941	HCA Holdings, Inc.(b)	13,066,053
457,397	UnitedHealth Group, Inc.	23,592,537

		36,658,590

	Household Durables – 0.8%
679,862	Newell Rubbermaid, Inc.	10,728,222

	Independent Power Producers & Energy Traders – 1.2%
1,014,565	Calpine Corp.(b)	16,364,933

	Industrial Conglomerates – 3.3%
1,605,685	General Electric Co.	30,283,219
94,154	Siemens AG, Sponsored ADR	12,949,000

		43,232,219

	Insurance – 3.6%
444,487	MetLife, Inc.	19,499,645
221,583	Travelers Cos., Inc. (The)	12,936,015

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
606,044	Unum Group	$15,442,001

		47,877,661

	Internet Software & Services – 2.0%
478,854	AOL, Inc.(b)	9,510,041
527,886	eBay, Inc.(b)	17,034,881

		26,544,922

	Machinery – 1.7%
284,834	Harsco Corp.	9,285,588
178,454	Stanley Black & Decker, Inc.	12,857,611

		22,143,199

	Media – 6.4%
542,204	CBS Corp., Class B	15,447,392
1,088,460	Comcast Corp., Class A	27,581,576
238,863	DIRECTV, Class A(b)	12,139,018
300,341	Omnicom Group, Inc.	14,464,423
302,160	Viacom, Inc., Class B	15,410,160

		85,042,569

	Multi Utilities – 1.0%
416,770	Public Service Enterprise Group, Inc.	13,603,373

	Oil, Gas & Consumable Fuels – 10.1%
256,286	Chevron Corp.	26,356,452
190,641	CONSOL Energy, Inc.	9,242,276
1,273,229	El Paso Corp.	25,719,226
419,889	ExxonMobil Corp.	34,170,567
327,043	Hess Corp.	24,449,734
193,879	SM Energy Co.	14,246,229

		134,184,484

	Paper & Forest Products – 0.4%
274,699	AbitibiBowater, Inc.(b)	5,576,390

	Pharmaceuticals – 6.3%
553,181	Bristol-Myers Squibb Co.	16,020,122
631,979	Merck & Co., Inc.	22,302,539
1,131,456	Pfizer, Inc.	23,307,993
532,563	Sanofi, Sponsored ADR	21,393,056

		83,023,710

	REITs - Diversified – 1.1%
684,164	Weyerhaeuser Co.	14,955,825

	Road & Rail – 1.3%
220,065	Norfolk Southern Corp.	16,489,470

	Semiconductors & Semiconductor Equipment – 1.1%
1,135,095	Applied Materials, Inc.	14,767,586

	Software – 2.7%
508,358	Microsoft Corp.	13,217,308

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
679,551	Oracle Corp.	$22,364,023

		35,581,331

	Specialty Retail – 1.7%
531,120	Gap, Inc. (The)	9,613,272
539,638	Lowe’s Cos., Inc.	12,578,962

		22,192,234

	Wireless Telecommunication Services – 1.5%
721,386	Vodafone Group PLC, Sponsored ADR	19,275,434

	Total Common Stocks (Identified Cost $1,077,982,161)	1,266,810,791

Principal Amount
Short-Term Investments – 3.8%
$49,821,128	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2011 at 0.000% to be repurchased at $49,821,128 on 7/01/2011 collateralized by $50,130,000 Federal Home Loan Mortgage Corp., 3.000% due 8/11/2017 valued at $50,819,288 including accrued interest(c) (Identified Cost $49,821,128)	49,821,128

	Total Investments – 99.5% (Identified Cost $1,127,803,289)(a)	1,316,631,919
	Other assets less liabilities – 0.5%	6,828,481

	Net Assets – 100.0%	$1,323,460,400

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2011, the net unrealized appreciation on investments based on a cost of $1,127,803,289 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$209,205,801
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,377,171)

Net unrealized appreciation	$188,828,630

At September 30, 2010, the Fund had a capital loss carryforward of $80,952,435 of which $26,840,015 expires on September 30, 2017 and $54,112,420 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of June 30, 2011 limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of June 30, 2011, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,266,810,791	$—	$—	$1,266,810,791
Short-Term Investments	—	49,821,128	—	49,821,128

Total	$1,266,810,791	$49,821,128	$—	$1,316,631,919

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	10.1%
Media	6.4
Pharmaceuticals	6.3
Commercial Banks	5.4
Diversified Financial Services	5.3
Capital Markets	5.0
Insurance	3.6
Health Care Equipment & Supplies	3.4
Industrial Conglomerates	3.3
Beverages	3.1
Diversified Telecommunication Services	3.1
Aerospace & Defense	3.0
Health Care Providers & Services	2.8
Software	2.7
Electric Utilities	2.4
Food Products	2.3
Energy Equipment & Services	2.1
Internet Software & Services	2.0
Other Investments, less than 2% each	23.4
Short-Term Investments	3.8

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer

Date:	August 23, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2011